Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.7%
		Argentina: 0.2%
10,219	(1)	Adecoagro SA	$92,278	0.0
4,071	(1)	Globant SA	1,143,992	0.2
21,149	(1)	YPF SA ADR	98,554	0.0
			1,334,824	0.2

		Brazil: 3.2%
476,500		Ambev SA	1,341,366	0.2
44,398	(1)	Americanas SA	251,595	0.0
49,400		Atacadao Distribuicao Comercio e Industria Ltd.	160,108	0.0
624,107		B3 SA - Brasil Bolsa Balcao	1,464,644	0.2
151,055		Banco Bradesco SA	495,681	0.1
116,900		Banco BTG Pactual SA - Unit	536,657	0.1
89,400		Banco do Brasil S.A.	476,078	0.1
36,459		Banco Inter SA - Unit	312,319	0.0
44,800		Banco Santander Brasil SA - Unit	291,880	0.0
75,800		BB Seguridade Participacoes SA	277,269	0.0
65,700	(1)	BRF - Brasil Foods SA	327,550	0.0
132,300		CCR SA	284,971	0.0
34,026		Centrais Eletricas Brasileiras SA	239,368	0.0
36,100		Cia de Saneamento Basico do Estado de Sao Paulo	255,151	0.0
74,100		Cia Siderurgica Nacional S.A.	391,608	0.0
109,800		Cosan SA	459,100	0.1
27,500		CPFL Energia SA	136,244	0.0
21,400		Energisa SA - Unit	173,023	0.0
24,450		Engie Brasil Energia SA	168,455	0.0
97,800		Equatorial Energia SA	455,439	0.1
120,500	(2)	Hapvida Participacoes e Investimentos SA	300,711	0.0
41,700		Hypera S.A.	244,959	0.0
93,500		JBS SA	634,923	0.1
77,800	(1)	Klabin SA - Unit	344,873	0.0
63,389		Localiza Rent a Car SA	637,644	0.1
94,835		Lojas Renner SA	596,446	0.1
302,060		Magazine Luiza SA	796,508	0.1
93,171	(1)	Natura & Co. Holding SA	780,339	0.1
54,000		Notre Dame Intermedica Participacoes SA	737,551	0.1
123,220		Petrobras Distribuidora SA	529,015	0.1
388,998		Petroleo Brasileiro SA	2,003,653	0.2
113,800		Raia Drogasil SA	485,856	0.1
38,700	(2)	Rede D'Or Sao Luiz SA	481,747	0.1
138,300	(1)	Rumo SA	427,414	0.1
77,944	(1)	Suzano SA	772,892	0.1
51,800		Telefonica Brasil SA-VIVT3	403,785	0.1
94,300		TIM SA/Brazil	202,946	0.0
54,921		Totvs S.A.	363,467	0.0
81,200		Ultrapar Participacoes SA	220,231	0.0
410,774		Vale SA	5,721,380	0.7
142,600	(1)	Via S/A	201,629	0.0
172,608		Weg S.A.	1,251,988	0.2
			26,638,463	3.2

		Chile: 0.4%
4,767,430		Banco de Chile	439,817	0.1
5,696		Banco de Credito e Inversiones SA	207,945	0.0
6,883,201		Banco Santander Chile	344,924	0.1
148,457		Cencosud SA	287,100	0.1
62,120		Cencosud Shopping SA	72,785	0.0
17,393		Cia Cervecerias Unidas SA	154,879	0.0
864,040		Colbun SA	140,028	0.0
120,306		Empresas CMPC SA	226,723	0.0
40,893		Empresas COPEC SA	339,430	0.1
2,314,406		Enel Americas SA	273,858	0.0
3,021,238		Enel Chile SA	143,088	0.0
81,257		Falabella SA	284,620	0.0
			2,915,197	0.4

		China: 33.5%
9,915	(1)	21Vianet Group, Inc. ADR	171,629	0.0
9,402	(1)	360 DigiTech, Inc. ADR	191,049	0.0
43,100	(1)	360 Security Technology, Inc. - A Shares	78,996	0.0
137,500	(1),(2)	3SBio, Inc.	134,701	0.0
3,153	(1)	51job, Inc. ADR	219,228	0.0
78,000		AAC Technologies Holdings, Inc.	368,861	0.1
3,599	(1)	Advanced Micro-Fabrication Equipment, Inc. China - A Shares	83,988	0.0
17,300		AECC Aviation Power Co. Ltd. - A Shares	142,270	0.0
140,000		Agile Group Holdings, Ltd.	130,566	0.0
5,461	(1),(3)	Agora, Inc. ADR	158,369	0.0
580,400		Agricultural Bank of China Ltd. - A Shares	263,660	0.0
2,605,000		Agricultural Bank of China Ltd. - H Shares	894,897	0.1
35,233		Aier Eye Hospital Group Co. Ltd. - A Shares	290,393	0.1
230,000	(1)	Air China Ltd. - H Shares	151,734	0.0
32,000	(1),(2)	Akeso, Inc.	175,143	0.0
1,581,700	(1)	Alibaba Group Holding Ltd.	29,283,500	3.5
424,000	(1)	Alibaba Health Information Technology Ltd.	610,577	0.1
1,420,000	(1)	Alibaba Pictures Group Ltd.	160,204	0.0
61,750	(2)	A-Living Smart City Services Co. Ltd - H Shares	219,289	0.0
88,700	(1)	Aluminum Corp. of China Ltd. - A Shares	105,406	0.0
420,000	(1)	Aluminum Corp. of China Ltd. - H Shares	311,968	0.1
6,300		Angel Yeast Co. Ltd. - A Shares	48,739	0.0
33,700		Anhui Conch Cement Co., Ltd. - A Shares	212,585	0.0
121,000		Anhui Conch Cement Co., Ltd. - H Shares	653,576	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

2,200		Anhui Gujing Distillery Co. Ltd. - A Shares	80,921	0.0
13,100		Anhui Gujing Distillery Co. Ltd. - B Shares	170,002	0.0
4,600		Anhui Kouzi Distillery Co. Ltd. - A Shares	35,900	0.0
110,000		Anta Sports Products Ltd.	2,077,183	0.3
1,700		Asymchem Laboratories Tianjin Co. Ltd. - A Shares	117,042	0.0
7,440		Autohome, Inc. ADR	349,159	0.1
84,200		AVIC Industry-Finance Holdings Co. Ltd. - A Shares	49,708	0.0
28,500		AVIC Electromechanical Systems Co. Ltd. - A Shares	58,374	0.0
265,000		AviChina Industry & Technology Co. Ltd. - H Shares	166,719	0.0
6,500		AVIC Helicopter Co. Ltd. - A Shares	55,678	0.0
28,691	(1)	Baidu, Inc. ADR	4,411,241	0.5
195,800		Bank of Beijing Co. Ltd. - A Shares	131,831	0.0
26,400		Bank of Chengdu Co. Ltd. - A Shares	48,106	0.0
241,100		Bank of China Ltd. - A Shares	113,719	0.0
7,981,000		Bank of China Ltd. - H Shares	2,819,970	0.4
240,600		Bank of Communications Co. Ltd. - A Shares	167,246	0.0
945,000		Bank of Communications Co., Ltd. - H Shares	559,342	0.1
43,026		Bank of Hangzhou Co. Ltd. - A Shares	98,850	0.0
129,270		Bank of Jiangsu Co. Ltd. - A Shares	115,889	0.0
85,957		Bank of Nanjing Co. Ltd. - A Shares	119,922	0.0
40,000		Bank of Ningbo Co. Ltd. - A Shares	216,876	0.0
124,000		Bank of Shanghai Co. Ltd. - A Shares	139,966	0.0
145,500		Baoshan Iron & Steel Co. Ltd. - A Shares	194,407	0.0
6,999	(1)	Baozun, Inc. ADR	122,692	0.0
4,727	(1)	BeiGene Ltd. ADR	1,715,901	0.2
218,000	(1)	Beijing Capital International Airport Co., Ltd. - H Shares	127,796	0.0
22,500		Beijing Enlight Media Co. Ltd. - A Shares	34,493	0.0
50,500		Beijing Enterprises Holdings Ltd.	201,570	0.0
520,000		Beijing Enterprises Water Group Ltd.	203,549	0.0
2,772		Beijing Kingsoft Office Software, Inc. - A Shares	120,009	0.0
15,400		Beijing New Building Materials PLC - A Shares	75,566	0.0
400		Beijing Roborock Technology Co. Ltd. - A Shares	43,758	0.0
6,900		Beijing Shunxin Agriculture Co. Ltd. - A Shares	37,562	0.0
17,800		Beijing Sinnet Technology Co. Ltd. - A Shares	35,327	0.0
10,980		Beijing Tiantan Biological Products Corp. Ltd. - A Shares	54,174	0.0
3,000		Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. - A Shares	102,698	0.0
305,600		Beijing-Shanghai High Speed Railway Co. Ltd. - A Shares	224,643	0.0
2,900		Betta Pharmaceuticals Co. Ltd. - A Shares	41,871	0.0
3,100		BGI Genomics Co. Ltd. - A Shares	41,997	0.0
16,776	(1)	Bilibili, Inc. ADR	1,110,068	0.1
239,400		BOE Technology Group Co. Ltd. - A Shares	185,912	0.0
344,000		Bosideng International Holdings Ltd.	243,305	0.0
308,000	(1)	Brilliance China Automotive Holdings Ltd.	123,200	0.0
5,228	(1)	Burning Rock Biotech Ltd. ADR	93,477	0.0
12,100		BYD Co. Ltd. - A Shares	465,837	0.1
81,000		Byd Co., Ltd. - H Shares	2,517,675	0.3
73,000	(3)	BYD Electronic International Co. Ltd.	255,304	0.0
12,000		By-health Co. Ltd. - A Shares	52,460	0.0
31,400		Caitong Securities Co. Ltd. - A Shares	52,353	0.0
900	(1)	CanSino Biologics, Inc. - A Shares	47,256	0.0
8,400	(1),(2),(3)	CanSino Biologics, Inc. - H Shares	297,111	0.1
1,031,000	(2)	CGN Power Co. Ltd. - H Shares	312,917	0.1
2,800		Changchun High & New Technology Industry Group, Inc. - A Shares	118,581	0.0
59,300		Changjiang Securities Co. Ltd. - A Shares	69,899	0.0
2,100		Changzhou Xingyu Automotive Lighting Systems Co. Ltd. - A Shares	58,722	0.0
15,600		Chaozhou Three-Circle Group Co. Ltd. - A Shares	89,189	0.0
23,200	(1)	Chifeng Jilong Gold Mining Co. Ltd. - A Shares	55,121	0.0
161,000		China Aoyuan Group Ltd.	84,866	0.0
14,600		China Baoan Group Co. Ltd. - A Shares	42,844	0.0
277,000	(2)	China Bohai Bank Co. Ltd. - H Shares	108,172	0.0
993,000		China Cinda Asset Management Co. Ltd. - H Shares	167,697	0.0
963,000		China CITIC Bank Corp. Ltd. - H Shares	434,051	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

288,000		China Communications Services Corp., Ltd. - H Shares	159,270	0.0
167,500		China Conch Venture Holdings Ltd.	777,766	0.1
81,300		China Construction Bank Corp. - A Shares	74,823	0.0
9,875,000		China Construction Bank - H Shares	7,047,618	0.9
28,800		China CSSC Holdings Ltd. - A Shares	111,485	0.0
68,500	(2)	China East Education Holdings Ltd.	70,659	0.0
97,600	(1)	China Eastern Airlines Corp. Ltd. - A Shares	70,892	0.0
89,000		China Education Group Holdings Ltd.	153,518	0.0
291,300		China Everbright Bank Co. Ltd. - A Shares	152,340	0.0
341,000		China Everbright Bank Co. Ltd. - H Shares	120,030	0.0
395,000		China Everbright Environment Group Ltd.	296,826	0.1
114,000		China Everbright Ltd.	133,942	0.0
371,000	(2)	China Feihe Ltd.	625,331	0.1
416,500		China Galaxy Securities Co. Ltd. - H Shares	241,551	0.0
321,800		China Gas Holdings Ltd.	950,418	0.1
20,300		China Greatwall Technology Group Co. Ltd. - A Shares	41,303	0.0
236,000		China Hongqiao Group Ltd.	299,503	0.1
919,000	(1),(2),(4)	China Huarong Asset Management Co. Ltd. - H Shares	84,290	0.0
480,000	(1),(4)	China Huishan Dairy Holdings Co. Ltd.	–	–
8,100		China International Capital Corp. Ltd. - A Shares	71,653	0.0
148,400	(2)	China International Capital Corp. Ltd. - H Shares	387,941	0.1
628,000		China Jinmao Holdings Group Ltd.	225,669	0.0
29,603		China Jushi Co. Ltd. - A Shares	79,835	0.0
123,000		China Lesso Group Holdings Ltd.	195,771	0.0
21,900		China Life Insurance Co. Ltd. - A Shares	100,617	0.0
753,000		China Life Insurance Co., Ltd. - H Shares	1,231,348	0.2
43,200	(1),(2),(3)	China Literature Ltd. - H Shares	327,844	0.1
344,000		China Longyuan Power Group Corp. Ltd. - H Shares	844,110	0.1
148,000		China Medical System Holdings Ltd.	269,728	0.1
62,000		China Meidong Auto Holdings Ltd.	311,963	0.1
321,000		China Mengniu Dairy Co., Ltd.	2,067,187	0.3
135,500		China Merchants Bank Co. Ltd. - A Shares	1,053,201	0.1
397,380		China Merchants Bank Co., Ltd. - H Shares	3,162,409	0.4
74,280		China Merchants Energy Shipping Co. Ltd. - A Shares	63,414	0.0
158,075		China Merchants Port Holdings Co. Ltd.	270,311	0.1
54,270		China Merchants Securities Co. Ltd. - A Shares	152,988	0.0
57,300		China Merchants Shekou Industrial Zone Holdings Co. Ltd. - A Shares	114,450	0.0
231,480		China Minsheng Banking Corp. Ltd. - A Shares	139,880	0.0
636,100		China Minsheng Banking Corp. Ltd. - H Shares	255,244	0.0
109,000		China Molybdenum Co. Ltd. - A Shares	100,782	0.0
360,000		China Molybdenum Co. Ltd. - H Shares	222,255	0.0
400,000		China National Building Material Co., Ltd. - H Shares	538,067	0.1
42,400		China National Chemical Engineering Co. Ltd. - A Shares	70,508	0.0
116,300		China National Nuclear Power Co. Ltd. - A Shares	129,256	0.0
5,400		China National Software & Service Co. Ltd. - A Shares	40,960	0.0
24,800		China Northern Rare Earth Group High-Tech Co. Ltd. - A Shares	167,642	0.0
198,000		China Oilfield Services Ltd. - H Shares	187,380	0.0
397,000		China Overseas Land & Investment Ltd.	898,455	0.1
150,000		China Overseas Property Holdings Ltd.	124,212	0.0
51,103		China Pacific Insurance Group Co. Ltd. - A Shares	213,474	0.0
266,200		China Pacific Insurance Group Co., Ltd. - H Shares	790,454	0.1
164,200		China Petroleum & Chemical Corp. - A Shares	112,552	0.0
2,539,600		China Petroleum & Chemical Corp. - H Shares	1,251,494	0.2
453,000		China Power International Development Ltd. - H Shares	240,331	0.0
120,600		China Railway Group Ltd. - A Shares	105,200	0.0
415,000		China Railway Group Ltd. - H Shares	205,971	0.0
150,000		China Resources Beer Holdings Co Ltd.	1,109,406	0.2
266,000		China Resources Cement Holdings Ltd. - H Shares	255,679	0.0
98,000		China Resources Gas Group Ltd.	514,885	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

334,444		China Resources Land Ltd.	1,407,559	0.2
181,500	(2)	China Resources Pharmaceutical Group Ltd.	89,083	0.0
194,000		China Resources Power Holdings Co.	557,169	0.1
12,800		China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - A Shares	55,897	0.0
53,400	(2)	China Resources Mixc Lifestyle Services Ltd.	293,770	0.1
37,670		China Shenhua Energy Co. Ltd. - A Shares	131,585	0.0
363,500		China Shenhua Energy Co., Ltd. - H Shares	846,754	0.1
66,600	(1)	China Southern Airlines Co. Ltd. - A Shares	59,278	0.0
244,000	(1),(3)	China Southern Airlines Co., Ltd. - H Shares	137,106	0.0
335,440		China State Construction Engineering Corp. Ltd. - A Shares	248,478	0.0
220,000		China State Construction International Holdings Ltd.	192,071	0.0
175,428		China Taiping Insurance Holdings Co., Ltd.	265,441	0.0
12,412		China Tourism Group Duty Free Corp. Ltd. - A Shares	497,282	0.1
4,518,000	(2)	China Tower Corp. Ltd. - H Shares	590,420	0.1
330,000		China Traditional Chinese Medicine Holdings Co. Ltd.	166,763	0.0
70,500		China Vanke Co. Ltd. - A Shares	231,784	0.0
170,900		China Vanke Co. Ltd. - H Shares	467,294	0.1
150,600		China Yangtze Power Co. Ltd. - A Shares	511,655	0.1
1,532,000	(1)	China Youzan Ltd.	191,533	0.0
164,000	(2)	China Yuhua Education Corp. Ltd.	79,634	0.0
258,000		Chinasoft International Ltd.	455,660	0.1
10,607	(1)	Chindata Group Holdings Ltd. ADR	89,205	0.0
3,300	(1)	Chongqing Brewery Co. Ltd. - A Shares	66,850	0.0
47,600		Chongqing Changan Automobile Co. Ltd. - A Shares	122,391	0.0
281,000		Chongqing Rural Commercial Bank Co. Ltd. - H Shares	102,144	0.0
10,400		Chongqing Zhifei Biological Products Co. Ltd. - A Shares	254,270	0.0
80,000		CIFI Ever Sunshine Services Group Ltd.	159,907	0.0
362,000		CIFI Holdings Group Co. Ltd.	245,747	0.0
597,000		CITIC Ltd.	632,067	0.1
89,100		CITIC Securities Co. Ltd. - A Shares	347,098	0.1
213,000		CITIC Securities Co. Ltd. - H Shares	539,983	0.1
14,400		Contemporary Amperex Technology Co. Ltd. - A Shares	1,166,671	0.2
85,760	(1)	COSCO SHIPPING Holdings Co. Ltd. - A Shares	226,660	0.0
340,150	(1),(3)	COSCO Shipping Holdings Co., Ltd. - H Shares	516,155	0.1
200,000		COSCO Shipping Ports, Ltd.	172,735	0.0
780,133		Country Garden Holdings Co. Ltd.	804,400	0.1
153,000		Country Garden Services Holdings Co. Ltd. - H Shares	1,208,997	0.2
123,600		CRRC Corp. Ltd. - A Shares	118,537	0.0
31,700		CSC Financial Co. Ltd. - A Shares	150,783	0.0
927,360		CSPC Pharmaceutical Group Ltd.	1,106,671	0.2
6,732	(1)	Dada Nexus Ltd. ADR	134,909	0.0
249,000	(2)	Dali Foods Group Co. Ltd.	150,334	0.0
6,068	(1)	Daqo New Energy Corp. ADR	345,876	0.1
6,960		DaShenLin Pharmaceutical Group Co. Ltd. - A Shares	45,677	0.0
33,780	(1),(3)	DiDi Global, Inc. ADR	263,146	0.0
27,500		Dongfang Electric Corp. Ltd. - A Shares	77,575	0.0
288,000		Dongfeng Motor Group Co., Ltd. - H Shares	256,464	0.0
24,100		Dongxing Securities Co. Ltd. - A Shares	42,083	0.0
67,680		East Money Information Co. Ltd. - A Shares	357,847	0.1
2,900		Ecovacs Robotics Co. Ltd. - A Shares	68,069	0.0
80,900		ENN Energy Holdings Ltd.	1,334,323	0.2
12,445		Eve Energy Co. Ltd. - A Shares	189,317	0.0
30,600		Everbright Securities Co. Ltd. - A Shares	73,141	0.0
41,200		Fangda Carbon New Material Co. Ltd. - A Shares	64,276	0.0
202,000	(3)	Far East Horizon Ltd.	204,993	0.0
15,400		Fiberhome Telecommunication Technologies Co. Ltd. - A Shares	41,939	0.0
43,000		First Capital Securities Co. Ltd. - A Shares	47,988	0.0
53,000		Flat Glass Group Co. Ltd. - H Shares	248,003	0.0
98,900		Focus Media Information Technology Co. Ltd. - A Shares	111,868	0.0
23,208		Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	393,528	0.1
275,968		Fosun International Ltd.	335,371	0.1
74,600		Founder Securities Co. Ltd. - A Shares	94,201	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

55,600		Foxconn Industrial Internet Co. Ltd. - A Shares	99,689	0.0
1,900		Fu Jian Anjoy Foods Co. Ltd. - A Shares	56,449	0.0
13,900		Fuyao Glass Industry Group Co. Ltd. - A Shares	90,626	0.0
66,800	(2)	Fuyao Glass Industry Group Co. Ltd. - H Shares	355,306	0.1
7,200		Ganfeng Lithium Co. Ltd. - A Shares	180,552	0.0
26,800	(2)	Ganfeng Lithium Co. Ltd.- H Shares	469,574	0.1
9,463	(1)	GDS Holdings Ltd. ADR	535,700	0.1
607,000		Geely Automobile Holdings Ltd.	1,742,459	0.2
33,200		GEM Co. Ltd. - A Shares	57,056	0.0
27,600		Gemdale Corp. - A Shares	47,767	0.0
118,000	(1)	Genscript Biotech Corp. - H Shares	452,866	0.1
37,300		GF Securities Co. Ltd. - A Shares	120,308	0.0
119,000		GF Securities Co. Ltd. - H Shares	207,517	0.0
4,060		Gigadevice Semiconductor Beijing, Inc. - A Shares	90,555	0.0
21,600		GoerTek, Inc. - A Shares	143,149	0.0
1,372,000	(1),(3)	GOME Retail Holdings Ltd.	127,976	0.0
7,800	(1)	Gotion High-tech Co. Ltd. - A Shares	56,980	0.0
316,000		Great Wall Motor Co. Ltd. - H Shares	1,162,732	0.2
16,600		Great Wall Motor Co. Ltd. - A Shares	134,557	0.0
87,930		Greenland Holdings Corp. Ltd. - A Shares	63,776	0.0
95,500		Greentown China Holdings Ltd. - H Shares	144,028	0.0
158,000		Greentown Service Group Co. Ltd.	171,416	0.0
22,600		GRG Banking Equipment Co. Ltd. - A Shares	34,276	0.0
11,700		Guangdong Haid Group Co. Ltd. - A Shares	121,841	0.0
312,000		Guangdong Investment Ltd.	407,137	0.1
3,000		Guangdong Kinlong Hardware Products Co. Ltd. - A Shares	63,685	0.0
315,200		Guangzhou Automobile Group Co. Ltd. - H Shares	276,979	0.1
14,300		Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - A Shares	65,728	0.0
30,600		Guangzhou Haige Communications Group, Inc. Co. - A Shares	48,374	0.0
3,200		Guangzhou Kingmed Diagnostics Group Co. Ltd. - A Shares	50,557	0.0
194,800		Guangzhou R&F Properties Co., Ltd. - H Shares	149,894	0.0
4,500		Guangzhou Shiyuan Electronic Technology Co. Ltd. - A Shares	54,511	0.0
6,570		Guangzhou Tinci Materials Technology Co. Ltd. - A Shares	153,766	0.0
37,000		Guosen Securities Co. Ltd. - A Shares	67,463	0.0
55,100		Guotai Junan Securities Co. Ltd. - A Shares	151,451	0.0
40,040		Guoyuan Securities Co. Ltd. - A Shares	47,876	0.0
112,000	(2),(3)	Haidilao International Holding Ltd.	429,050	0.1
43,400		Haier Smart Home Co. Ltd. - A Shares	174,100	0.0
218,000		Haier Smart Home Co. Ltd. - H Shares	762,097	0.1
70,000		Haitian International Holdings Ltd.	217,186	0.0
65,300		Haitong Securities Co. Ltd. - A Shares	122,312	0.0
268,800		Haitong Securities Co. Ltd. - H Shares	245,047	0.0
1,908,000	(1),(4),(5)	Hanergy Mobile Energy Holding Group Co Ltd.	–	–
5,800		Hangzhou First Applied Material Co. Ltd. - A Shares	112,941	0.0
7,400		Hangzhou Robam Appliances Co. Ltd. - A Shares	38,602	0.0
9,400		Hangzhou Silan Microelectronics Co. Ltd. - A Shares	82,452	0.0
3,100		Hangzhou Tigermed Consulting Co. Ltd. - A Shares	83,371	0.0
12,500	(2)	Hangzhou Tigermed Consulting Co. Ltd. - H Shares	264,324	0.0
130,000	(2)	Hansoh Pharmaceutical Group Co. Ltd.	329,079	0.1
6,000		Hefei Meiya Optoelectronic Technology, Inc. - A Shares	35,212	0.0
17,232		Hello Group, Inc. ADR	182,315	0.0
20,400		Henan Shuanghui Investment & Development Co. Ltd. - A Shares	85,535	0.0
71,500		Hengan International Group Co., Ltd.	381,281	0.1
37,220		Hengli Petrochemical Co. Ltd. - A Shares	148,731	0.0
260,000	(1),(3)	HengTen Networks Group Ltd.	76,349	0.0
28,470		Hengyi Petrochemical Co. Ltd. - A Shares	50,351	0.0
149,700		Hesteel Co. Ltd. - A Shares	64,070	0.0
4,100		Hithink RoyalFlush Information Network Co. Ltd. - A Shares	75,648	0.0
69,200		Hopson Development Holdings Ltd.	246,391	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

55,000	(1),(2)	Hua Hong Semiconductor Ltd.	282,104	0.1
99,000		Huabao International Holdings Ltd.	193,386	0.0
10,440		Huadong Medicine Co. Ltd. - A Shares	47,883	0.0
33,700		Huafon Chemical Co. Ltd. - A Shares	63,103	0.0
15,230		Hualan Biological Engineering, Inc. - A Shares	65,561	0.0
396,000		Huaneng Power International, Inc. - H Shares	212,462	0.0
52,000		Huatai Securities Co. Ltd. - A Shares	136,307	0.0
149,400	(2)	Huatai Securities Co. Ltd. - H Shares	230,246	0.0
24,100		Huaxi Securities Co. Ltd. - A Shares	35,774	0.0
113,100		Huaxia Bank Co. Ltd. - A Shares	97,217	0.0
18,200		Huaxin Cement Co. Ltd. - A Shares	57,645	0.0
26,800		Huayu Automotive Systems Co. Ltd. - A Shares	94,246	0.0
18,437	(1)	Huazhu Group Ltd. ADR	845,521	0.1
3,300		Huizhou Desay Sv Automotive Co. Ltd. - A Shares	42,920	0.0
18,100		Humanwell Healthcare Group Co. Ltd. - A Shares	56,467	0.0
41,200		Hunan Valin Steel Co. Ltd. - A Shares	41,965	0.0
11,510		Hundsun Technologies, Inc. - A Shares	102,314	0.0
8,993	(1)	Hutchmed China Ltd. ADR	329,234	0.1
10,393	(1),(3)	HUYA, Inc. ADR	86,678	0.0
17,600		Iflytek Co. Ltd. - A Shares	143,089	0.0
3,488	(1)	I-Mab ADR	252,845	0.0
1,360		Imeik Technology Development Co. Ltd. - A Shares	125,937	0.0
428,400		Industrial & Commercial Bank of China Ltd. - A Shares	308,092	0.1
5,725,000		Industrial & Commercial Bank of China - H Shares	3,173,505	0.4
136,100		Industrial Bank Co. Ltd. - A Shares	382,939	0.1
46,400		Industrial Securities Co. Ltd. - A Shares - A Shares	70,330	0.0
2,700		Ingenic Semiconductor Co. Ltd. - A Shares	53,325	0.0
296,300	(1)	Inner Mongolia BaoTou Steel Union Co. Ltd. - A Shares	143,961	0.0
48,400		Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. - A Shares	42,665	0.0
41,000		Inner Mongolia Yili Industrial Group Co. Ltd. - A Shares - XSSC	238,826	0.0
119,500	(1),(2)	Innovent Biologics, Inc.	1,150,815	0.2
9,968		Inspur Electronic Information Industry Co. Ltd. - A Shares	43,832	0.0
31,146	(1)	iQIYI, Inc. ADR	250,102	0.0
9,300		JA Solar Technology Co. Ltd. - A Shares	94,156	0.0
5,380		Jafron Biomedical Co. Ltd. - A Shares	48,703	0.0
4,300		Jason Furniture Hangzhou Co. Ltd. - A Shares	39,658	0.0
13,800		JCET Group Co. Ltd. - A Shares	67,876	0.0
35,750	(1),(2),(3)	JD Health International, Inc. - H Shares	344,525	0.1
90,316	(1)	JD.com, Inc. ADR	6,524,428	0.8
20,900		Jiangsu Eastern Shenghong Co. Ltd. - A Shares	90,222	0.0
142,000		Jiangsu Expressway Co. Ltd. - H Shares	143,484	0.0
8,220		Jiangsu Hengli Hydraulic Co. Ltd. - A Shares	107,316	0.0
43,177		Jiangsu Hengrui Medicine Co. Ltd. - A Shares	335,223	0.1
7,800		Jiangsu King's Luck Brewery JSC Ltd. - A Shares	54,515	0.0
9,676		Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - A Shares	247,281	0.0
2,900		Jiangsu Yoke Technology Co. Ltd. - A Shares	34,061	0.0
7,700		Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. - A Shares	38,575	0.0
35,200		Jiangsu Zhongtian Technology Co. Ltd. - A Shares	49,418	0.0
143,000		Jiangxi Copper Co., Ltd. - H Shares	254,413	0.0
140,500	(1),(2)	Jinxin Fertility Group Ltd.	208,373	0.0
2,300		JiuGui Liquor Co. Ltd. - A Shares	87,943	0.0
79,000	(2)	Jiumaojiu International Holdings Ltd.	237,942	0.0
2,100		Joinn Laboratories China Co. Ltd. - A Shares	51,281	0.0
25,400		Jointown Pharmaceutical Group Co. Ltd. - A Shares	60,893	0.0
6,232		JOYY, Inc. ADR	341,701	0.1
3,800		Juewei Food Co. Ltd. - A Shares	37,540	0.0
349,000		Kaisa Group Holdings Ltd. - H Shares	94,965	0.0
36,823	(1)	KE Holdings, Inc. ADR	672,388	0.1
72,000		Kingboard Holdings Ltd.	325,841	0.1
109,000		Kingboard Laminates Holdings Ltd.	178,167	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

269,000	(1)	Kingdee International Software Group Co., Ltd.	895,679	0.1
23,700		Kingfa Sci & Tech Co. Ltd. - A Shares	53,621	0.0
5,907	(1),(3)	Kingsoft Cloud Holdings Ltd. ADR	167,286	0.0
102,000		Kingsoft Corp. Ltd.	406,101	0.1
29,100	(1),(2),(3)	Kuaishou Technology	310,575	0.1
18,400	(1)	Kuang-Chi Technologies Co. Ltd. - A Shares	63,951	0.0
416,000		Kunlun Energy Co. Ltd.	433,152	0.1
14,400		Kunlun Tech Co. Ltd. - A Shares	37,776	0.0
7,600		Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	2,145,165	0.3
148,000		KWG Group Holdings Ltd.	144,347	0.0
16,500		LB Group Co. Ltd. - A Shares	72,773	0.0
151,000		Lee & Man Paper Manufacturing Ltd.	110,369	0.0
750,000		Lenovo Group Ltd.	978,919	0.1
34,800		Lens Technology Co. Ltd. - A Shares	111,784	0.0
17,800		Lepu Medical Technology Beijing Co. Ltd. - A Shares	73,754	0.0
55,921	(1)	Li Auto, Inc. ADR	1,470,163	0.2
232,500		Li Ning Co. Ltd.	2,679,735	0.3
12,600		Liaoning Cheng Da Co. Ltd. - A Shares	47,952	0.0
63,400		Lingyi iTech Guangdong Co. - A Shres - A Shares	63,102	0.0
154,000		Logan Group Co. Ltd.	160,708	0.0
189,500	(2)	Longfor Group Holdings Ltd.	865,842	0.1
33,560		LONGi Green Energy Technology Co. Ltd. - A Shares	426,595	0.1
19,319	(1)	Lufax Holding Ltd. ADR	134,847	0.0
45,366		Luxshare Precision Industry Co. Ltd. - A Shares	248,889	0.0
9,500		Luzhou Laojiao Co. Ltd. - A Shares	326,050	0.1
14,290		Mango Excellent Media Co. Ltd. - A Shares	96,342	0.0
2,060		Maxscend Microelectronics Co. Ltd. - A Shares	111,304	0.0
419,900	(1),(2)	Meituan Class B	13,403,817	1.6
135,800		Metallurgical Corp. of China Ltd. - A Shares	91,113	0.0
67,200		Microport Scientific Corp.	376,806	0.1
23,100		Midea Group Co. Ltd. - A Shares	248,386	0.0
43,000		Ming Yuan Cloud Group Holdings Ltd.	149,076	0.0
82,000		Minth Group Ltd.	280,527	0.1
340,000	(1)	MMG Ltd.	141,263	0.0
34,212		Muyuan Foods Co. Ltd. - A Shares	272,332	0.1
8,788		Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. - A Shares	48,779	0.0
28,100		Nanjing Securities Co. Ltd. - A Shares	43,174	0.0
38,020		NARI Technology Co. Ltd. - A Shares	209,985	0.0
11,500	(1)	National Silicon Industry Group Co. Ltd. - A Shares	50,521	0.0
3,300		NAURA Technology Group Co. Ltd. - A Shares	185,049	0.0
41,365		NetEase, Inc. ADR	3,532,571	0.4
14,600		New China Life Insurance Co. Ltd. - A Shares	90,326	0.0
94,500		New China Life Insurance Co. Ltd. - H Shares	278,225	0.1
36,700	(1)	New Hope Liuhe Co. Ltd. - A Shares	83,510	0.0
166,934	(1)	New Oriental Education & Technology Group, Inc. ADR	342,215	0.1
177,000		Nine Dragons Paper Holdings Ltd.	216,052	0.0
7,700		Ninestar Corp. - A Shares	44,446	0.0
9,800		Ningbo Tuopu Group Co. Ltd. - A Shares	55,083	0.0
39,700		Ningxia Baofeng Energy Group Co. Ltd. - A Shares	97,914	0.0
141,740	(1)	NIO, Inc. ADR	5,050,196	0.6
3,858	(1)	Noah Holdings Ltd. ADR	143,248	0.0
37,800	(2)	Nongfu Spring Co. Ltd. - H Shares	191,377	0.0
63,100		Offshore Oil Engineering Co. Ltd. - A Shares	46,378	0.0
30,900		OFILM Group Co. Ltd. - A Shares	40,068	0.0
16,223	(1)	OneConnect Financial Technology Co. Ltd. ADR	66,514	0.0
3,520		Oppein Home Group, Inc. - A Shares	70,739	0.0
41,500		Orient Securities Co. Ltd./China - A Shares	96,750	0.0
6,380		Ovctek China, Inc. - A Shares	80,788	0.0
88,300	(1)	Pacific Securities Co. Ltd./The/China - A Shares	44,410	0.0
945,000		Peoples Insurance Co. Group of China Ltd. - H Shares	293,233	0.1
157,100		PetroChina Co. Ltd. - A Shares	145,380	0.0
2,168,000		PetroChina Co., Ltd. - H Shares	1,015,415	0.1
4,700		Pharmaron Beijing Co. Ltd. - A Shares	156,424	0.0
13,500	(2)	Pharmaron Beijing Co. Ltd. - H Shares	322,055	0.1
715,244		PICC Property & Casualty Co., Ltd. - H Shares	693,836	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

45,662	(1)	Pinduoduo, Inc. ADR	4,140,174	0.5
129,300		Ping An Bank Co. Ltd. - A Shares	356,974	0.1
50,800	(1),(2),(3)	Ping An Healthcare and Technology Co. Ltd.	331,120	0.1
76,800		Ping An Insurance Group Co. of China Ltd. - A Shares	572,696	0.1
642,000		Ping An Insurance Group Co. of China Ltd. - H Shares	4,390,881	0.5
77,300		Poly Developments and Holdings Group Co. Ltd. - A Shares	167,340	0.0
14,400	(3)	Poly Property Services Co. Ltd. - H Shares	86,023	0.0
207,400		Postal Savings Bank of China Co. Ltd. - A Shares	162,055	0.0
799,000	(2)	Postal Savings Bank of China Co. Ltd. - H Shares	549,277	0.1
99,700		Power Construction Corp. of China Ltd. - A Shares	130,678	0.0
169,000		Powerlong Real Estate Holdings Ltd.	127,388	0.0
1,800		Proya Cosmetics Co. Ltd. - A Shares	48,169	0.0
4,109		Raytron Technology Co. Ltd. - A Shares	55,580	0.0
45,700		RiseSun Real Estate Development Co. Ltd. - A Shares	33,989	0.0
64,925	(1),(3)	RLX Technology, Inc. ADR	293,461	0.1
65,450		Rongsheng Petrochemical Co. Ltd. - A Shares	189,291	0.0
52,800		SAIC Motor Corp. Ltd. - A Shares	155,395	0.0
27,800		Sanan Optoelectronics Co. Ltd. - A Shares	135,635	0.0
3,100		Sangfor Technologies, Inc. - A Shares	112,600	0.0
112,000		Sany Heavy Equipment International Holdings Co. Ltd.	132,505	0.0
55,000		Sany Heavy Industry Co. Ltd. - A Shares	215,551	0.0
55,252		SDIC Capital Co. Ltd. - A Shares	74,926	0.0
60,200		SDIC Power Holdings Co. Ltd. - A Shares	112,063	0.0
238,000		Seazen Group Ltd.	189,978	0.0
16,700		Seazen Holdings Co. Ltd. - A Shares	96,316	0.0
29,600		SF Holding Co. Ltd. - A Shares	298,468	0.1
1,800		SG Micro Corp. - A Shares	92,209	0.0
69,300		Shaanxi Coal Industry Co. Ltd. - A Shares	157,936	0.0
20,964		Shandong Gold Mining Co. Ltd. - A Shares	63,686	0.0
69,250	(2),(3)	Shandong Gold Mining Co. Ltd. - H Shares	122,643	0.0
13,910		Shandong Hualu Hengsheng Chemical Co. Ltd. - A Shares	70,434	0.0
9,300		Shandong Linglong Tyre Co. Ltd. - A Shares	50,483	0.0
88,030		Shandong Nanshan Aluminum Co. Ltd. - A Shares	59,106	0.0
268,000		Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares	475,546	0.1
5,320		Shanghai Bairun Investment Holding Group Co. Ltd. - A Shares	61,324	0.0
9,190		Shanghai Baosight Software Co. Ltd. - A Shares	93,395	0.0
88,800		Shanghai Construction Group Co. Ltd. - A Shares	56,340	0.0
97,400		Shanghai Electric Group Co. Ltd. - A Shares	78,108	0.0
11,200		Shanghai Fosun Pharmaceutical Group Co. Ltd. - A Shares	90,166	0.0
55,000		Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	281,564	0.1
9,400	(1)	Shanghai International Airport Co. Ltd. - A Shares	63,958	0.0
94,000		Shanghai International Port Group Co. Ltd. - A Shares	88,386	0.0
5,700		Shanghai Jinjiang International Hotels Co. Ltd. - A Shares	40,012	0.0
145,133	(1)	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - B Shares	131,490	0.0
8,400		Shanghai M&G Stationery, Inc. - A Shares	88,278	0.0
96,700		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	187,424	0.0
202,200		Shanghai Pudong Development Bank Co. Ltd. - A Shares	280,851	0.1
4,640		Shanghai Putailai New Energy Technology Co. Ltd. - A Shares	123,201	0.0
62,200		Shanghai RAAS Blood Products Co. Ltd. - A Shares	65,585	0.0
28,064		Shanghai Yuyuan Tourist Mart Group Co. Ltd. - A Shares	44,255	0.0
28,400	(1)	Shanxi Meijin Energy Co. Ltd. - A Shares	46,772	0.0
43,520		Shanxi Securities Co. Ltd. - A Shares	44,076	0.0
33,500		Shanxi Taigang Stainless Steel Co. Ltd. - A Shares	49,827	0.0
7,780		Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - A Shares	379,109	0.1
48,800		Shenergy Co. Ltd. - A Shares	59,666	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

10,600		Shenghe Resources Holding Co. Ltd. - A Shares	32,595	0.0
20,000		Shengyi Technology Co. Ltd. - A Shares	66,693	0.0
4,320		Shennan Circuits Co. Ltd. - A Shares	63,118	0.0
162,000		Shenwan Hongyuan Group Co. Ltd. - A Shares	137,424	0.0
3,900		Shenzhen Goodix Technology Co. Ltd. - A Shares	66,702	0.0
17,100		Shenzhen Inovance Technology Co. Ltd. - A Shares	166,194	0.0
144,519		Shenzhen International Holdings Ltd.	186,307	0.0
388,000		Shenzhen Investment Ltd.	97,261	0.0
16,900		Shenzhen Kaifa Technology Co. Ltd. - A Shares	36,633	0.0
5,100		Shenzhen Kangtai Biological Products Co. Ltd. - A Shares	86,709	0.0
7,900		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	471,577	0.1
73,800		Shenzhen Overseas Chinese Town Co. Ltd. - A Shares	85,110	0.0
1,937		Shenzhen SC New Energy Technology Corp. - A Shares	41,316	0.0
10,000		Shenzhen Sunway Communication Co. Ltd. - A Shares	34,690	0.0
84,100		Shenzhou International Group Holdings Ltd.	1,784,894	0.2
13,860		Shijiazhuang Yiling Pharmaceutical Co. Ltd. - A Shares	35,505	0.0
134,500		Shimao Group Holdings Ltd.	246,513	0.0
64,000	(2)	Shimao Services Holdings Ltd.	132,322	0.0
32,500		Sichuan Chuantou Energy Co. Ltd. - A Shares	72,271	0.0
15,800		Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	43,727	0.0
3,300		Sichuan Swellfun Co. Ltd. - A Shares	64,525	0.0
8,000		Silergy Corp.	1,163,629	0.2
1,085,250		Sino Biopharmaceutical Ltd.	900,482	0.1
26,500		Sinolink Securities Co. Ltd. - A Shares	46,579	0.0
143,600		Sinopharm Group Co. - H Shares	376,313	0.1
79,500		Sinotruk Hong Kong Ltd.	117,759	0.0
3,585		Skshu Paint Co. Ltd. - A Shares	55,284	0.0
184,000	(2)	Smoore International Holdings Ltd.	856,794	0.1
24,240		Songcheng Performance Development Co. Ltd. - A Shares	52,575	0.0
55,000		Southwest Securities Co. Ltd. - A Shares	43,344	0.0
6,800	(1)	Spring Airlines Co. Ltd. - A Shares	57,179	0.0
142,000		SSY Group Ltd.	76,478	0.0
900		StarPower Semiconductor Ltd. - A Shares	56,206	0.0
234,000		Sun Art Retail Group Ltd.	108,201	0.0
270,000		Sunac China Holdings Ltd.	575,500	0.1
78,000	(1),(2)	Sunac Services Holdings Ltd.	160,512	0.0
9,100		Sungrow Power Supply Co. Ltd. - A Shares	206,819	0.0
84,800	(1)	Suning.com Co. Ltd. - A Shares	65,482	0.0
72,900		Sunny Optical Technology Group Co. Ltd.	1,908,878	0.2
12,200		Sunwoda Electronic Co. Ltd. - A Shares	70,116	0.0
15,600		Suzhou Dongshan Precision Manufacturing Co. Ltd. - A Shares	50,087	0.0
600		Suzhou Maxwell Technologies Co. Ltd. - A Shares	56,216	0.0
46,468	(1)	TAL Education Group ADR	224,905	0.0
30,500		TBEA Co. Ltd. - A Shares	113,466	0.0
110,500		TCL Technology Group Corp. - A Shares	106,433	0.0
599,800		Tencent Holdings Ltd.	35,807,315	4.3
70,366	(1)	Tencent Music Entertainment Group ADR	510,153	0.1
2,700		Thunder Software Technology Co. Ltd. - A Shares	51,988	0.0
20,400		Tianjin Zhonghuan Semiconductor Co. Ltd. - A Shares	144,140	0.0
17,300		Tianshui Huatian Technology Co. Ltd. - A Shares	32,166	0.0
214,000		Tingyi Cayman Islands Holding Corp.	397,893	0.1
8,820		Toly Bread Co. Ltd. - A Shares	39,780	0.0
102,000	(1)	Tongcheng-Elong Holdings Ltd.	246,307	0.0
13,600		TongFu Microelectronics Co. Ltd. - A Shares	39,690	0.0
25,100		Tonghua Dongbao Pharmaceutical Co. Ltd. - A Shares	40,861	0.0
17,900		Tongkun Group Co. Ltd. - A Shares	60,309	0.0
123,400		Tongling Nonferrous Metals Group Co. Ltd. - A Shares	73,752	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

28,300		Tongwei Co. Ltd. - A Shares	221,623	0.0
2,000	(1)	Topchoice Medical Corp. - A Shares	93,465	0.0
156,000	(2)	Topsports International Holdings Ltd. - H Shares	177,169	0.0
100,000		Travelsky Technology Ltd. - H Shares	192,875	0.0
51,613	(1)	Trip.com Group Ltd. ADR	1,587,100	0.2
5,900		Tsingtao Brewery Co. Ltd. - A Shares	73,153	0.0
54,000		Tsingtao Brewery Co., Ltd. - H Shares	424,773	0.1
4,400		Unigroup Guoxin Microelectronics Co. Ltd. - A Shares	140,182	0.0
153,000		Uni-President China Holdings Ltd.	145,227	0.0
22,900		Unisplendour Corp. Ltd. - A Shares	88,046	0.0
15,800		Universal Scientific Industrial Shanghai Co. Ltd. - A Shares	33,739	0.0
9,462	(1),(3)	Up Fintech Holding Ltd. ADR	100,203	0.0
24,500	(1),(2)	Venus MedTech Hangzhou, Inc. - H Shares	125,658	0.0
40,000	(3)	Vinda International Holdings Ltd.	118,181	0.0
47,027	(1)	Vipshop Holdings Ltd. ADR	523,881	0.1
10,540		Walvax Biotechnology Co. Ltd. - A Shares	102,280	0.0
20,900		Wanhua Chemical Group Co. Ltd. - A Shares	341,686	0.1
525,000		Want Want China Holdings Ltd.	396,418	0.1
6,627	(1)	Weibo Corp. ADR	314,716	0.1
42,100		Weichai Power Co. Ltd. - A Shares	111,155	0.0
211,000		Weichai Power Co. Ltd. - H Shares	436,709	0.1
184,000	(1),(2),(3)	Weimob, Inc.	265,590	0.1
56,520		Wens Foodstuffs Group Co. Ltd. - A Shares	126,348	0.0
47,500		Western Securities Co. Ltd. - A Shares	60,547	0.0
149,000		Wharf Holdings Ltd.	492,876	0.1
5,900		Will Semiconductor Co. Ltd. Shanghai - A Shares	220,213	0.0
8,400		Wingtech Technology Co. Ltd. - A Shares	121,055	0.0
43,500		Wuchan Zhongda Group Co. Ltd. - A Shares	43,620	0.0
17,626		Wuhan Guide Infrared Co. Ltd. - A Shares	63,423	0.0
24,600		Wuliangye Yibin Co. Ltd. - A Shares	832,596	0.1
21,230		WUS Printed Circuit Kunshan Co. Ltd. - A Shares	36,688	0.0
16,976		WuXi AppTec Co. Ltd. - A Shares	400,265	0.1
34,341	(2)	WuXi AppTec Co. Ltd. - H Shares	799,453	0.1
373,000	(1),(2)	Wuxi Biologics Cayman, Inc.	6,050,170	0.7
4,920		Wuxi Lead Intelligent Equipment Co. Ltd. - A Shares	52,530	0.0
2,000		Wuxi Shangji Automation Co. Ltd. - A Shares	85,739	0.0
66,700		XCMG Construction Machinery Co. Ltd. - A Shares	71,724	0.0
1,482,400	(1),(2)	Xiaomi Corp. - B Shares	4,071,377	0.5
20,700		Xinjiang Goldwind Science & Technology Co. Ltd. - A Shares	55,457	0.0
79,852	(3)	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	167,914	0.0
496,000		Xinyi Solar Holdings Ltd.	1,015,373	0.1
39,883	(1)	XPeng, Inc. ADR	1,417,442	0.2
134,000	(2)	Yadea Group Holdings Ltd.	218,872	0.0
8,100		Yantai Jereh Oilfield Services Group Co. Ltd. - A Shares	60,138	0.0
194,000		Yanzhou Coal Mining Co., Ltd. - H Shares	365,832	0.1
6,400		Yealink Network Technology Corp. Ltd. - A Shares	80,409	0.0
4,550		Yifeng Pharmacy Chain Co. Ltd. - A Shares	36,561	0.0
51,000		Yihai International Holding Ltd.	284,211	0.1
8,600		Yihai Kerry Arawana Holdings Co. Ltd. - A Shares	91,964	0.0
32,620		Yintai Gold Co. Ltd. - A Shares	42,885	0.0
100,000		Yonghui Superstores Co. Ltd. - A Shares	60,477	0.0
22,060		Yonyou Network Technology Co. Ltd. - A Shares	112,958	0.0
163,200		Yuexiu Property Co. Ltd.	152,913	0.0
42,513		Yum China Holdings, Inc.	2,470,430	0.3
24,154		Yunda Holding Co. Ltd. - A Shares	71,762	0.0
24,400	(1)	Yunnan Aluminium Co. Ltd. - A Shares	55,210	0.0
9,000		Yunnan Baiyao Group Co. Ltd. - A Shares	135,954	0.0
5,800		Yunnan Energy New Material Co. Ltd. - A Shares	250,912	0.0
7,771	(1)	Zai Lab Ltd. ADR	818,986	0.1
4,100		Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - A Shares	239,448	0.0
124,500		Zhaojin Mining Industry Co. Ltd. - H Shares	87,653	0.0
69,080	(1)	Zhejiang Century Huatong Group Co. Ltd. - A Shares	78,952	0.0
14,900		Zhejiang Chint Electrics Co. Ltd. - A Shares	129,635	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

25,500		Zhejiang Dahua Technology Co. Ltd. - A Shares	93,022	0.0
174,000		Zhejiang Expressway Co., Ltd. - H Shares	143,498	0.0
4,139		Zhejiang HangKe Technology, Inc. Co. - A Shares	52,560	0.0
16,060		Zhejiang Huahai Pharmaceutical Co. Ltd. - A Shares	43,937	0.0
8,700		Zhejiang Huayou Cobalt Co. Ltd. - A Shares	138,669	0.0
9,300		Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. - A Shares	92,235	0.0
33,300		Zhejiang Longsheng Group Co. Ltd. - A Shares	69,463	0.0
23,260		Zhejiang NHU Co. Ltd. - A Shares	96,201	0.0
29,750		Zhejiang Sanhua Intelligent Controls Co. Ltd. - A Shares	104,687	0.0
12,740		Zhejiang Satellite Petrochemical Co. Ltd. - A Shares	76,337	0.0
7,200		Zhejiang Supor Co. Ltd. - A Shares	51,997	0.0
12,700		Zhejiang Weixing New Building Materials Co. Ltd. - A Shares	33,099	0.0
4,100		Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. - A Shares	37,093	0.0
183,000	(3)	Zhenro Properties Group Ltd.	99,908	0.0
34,800	(1)	Zheshang Securities Co. Ltd. - A Shares	66,884	0.0
53,500	(1),(2)	ZhongAn Online P&C Insurance Co. Ltd. - H Shares	219,056	0.0
7,700		Zhongji Innolight Co. Ltd. - A Shares	41,339	0.0
53,400		Zhongjin Gold Corp. Ltd. - A Shares	69,060	0.0
61,000		Zhongsheng Group Holdings Ltd.	488,989	0.1
47,100		Zhongtai Securities Co. Ltd. - A Shares	69,279	0.0
59,600	(1)	Zhuzhou CRRC Times Electric Co., Ltd. - H Shares	273,067	0.1
20,480		Zhuzhou Kibing Group Co. Ltd. - A Shares	54,244	0.0
139,200		Zijin Mining Group Co. Ltd. - A Shares	215,672	0.0
588,000		Zijin Mining Group Co., Ltd. - H Shares	714,105	0.1
127,600		Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	113,704	0.0
52,000		Zoomlion Heavy Industry Science and Technology Co. Ltd. - A Shares	66,215	0.0
26,500		ZTE Corp. - A Shares	135,405	0.0
81,040		ZTE Corp. - H Shares	265,906	0.1
45,085		ZTO Express Cayman, Inc. ADR	1,382,306	0.2
			280,654,252	33.5

		Colombia: 0.2%
26,005		Bancolombia SA	225,097	0.0
11,669		BanColombia SA ADR	403,981	0.1
541,169		Ecopetrol SA	388,559	0.1
27,125		Grupo de Inversiones Suramericana SA	152,444	0.0
48,000		Interconexion Electrica SA ESP	286,149	0.0
			1,456,230	0.2

		Czech Republic: 0.1%
17,010		CEZ AS	554,004	0.1
8,599	(1)	Komercni Banka AS	348,209	0.0
43,547	(1),(2)	Moneta Money Bank AS	175,670	0.0
			1,077,883	0.1

		Egypt: 0.1%
178,980	(1)	Commercial International Bank Egypt SAE	484,197	0.1
120,919		Eastern Co. SAE	94,151	0.0
64,403	(1)	Fawry for Banking & Payment Technology Services SAE	58,217	0.0
			636,565	0.1

		Greece: 0.2%
251,726	(1)	Alpha Services and Holdings SA	315,791	0.0
259,374	(1)	Eurobank Ergasias Services and Holdings SA	241,452	0.0
4,349	(1),(4)	FF Group	–	–
24,329		Hellenic Telecommunications Organization SA	456,684	0.1
12,064		Jumbo SA	196,434	0.0
21,476		OPAP S.A.	332,251	0.1
			1,542,612	0.2

		Hungary: 0.3%
43,533		MOL Hungarian Oil & Gas PLC	361,664	0.0
22,985	(1)	OTP Bank Nyrt	1,344,924	0.2
14,943		Richter Gedeon Nyrt	408,650	0.1
			2,115,238	0.3

		India: 11.9%
8,150		ACC Ltd.	246,602	0.0
28,795		Adani Enterprises Ltd.	567,760	0.1
40,696	(1)	Adani Green Energy Ltd.	627,818	0.1
53,583		Adani Ports & Special Economic Zone, Ltd.	530,571	0.1
28,771		Adani Total Gas Ltd.	551,621	0.1
28,561	(1)	Adani Transmissions Ltd.	596,868	0.1
76,704		Ambuja Cements Ltd.	412,219	0.1
10,276		Apollo Hospitals Enterprise Ltd.	618,421	0.1
39,119		Asian Paints Ltd.	1,705,232	0.2
32,058		Aurobindo Pharma Ltd.	311,854	0.0
16,769	(1),(2)	Avenue Supermarts Ltd.	957,221	0.1
234,754	(1)	Axis Bank Ltd.	2,406,669	0.3
7,536		Bajaj Auto Ltd.	388,273	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

28,436		Bajaj Finance Ltd.	2,926,019	0.4
3,990		Bajaj Finserv Ltd.	953,818	0.1
9,434		Balkrishna Industries Ltd.	320,662	0.0
70,522	(2)	Bandhan Bank Ltd.	267,051	0.0
28,006		Berger Paints India Ltd.	304,412	0.0
127,881		Bharat Electronics Ltd.	347,815	0.0
25,843		Bharat Forge Ltd.	255,427	0.0
87,589		Bharat Petroleum Corp. Ltd.	507,842	0.1
248,906		Bharti Airtel Ltd.	2,300,894	0.3
46,384	(1)	Biocon Ltd.	226,229	0.0
10,975		Britannia Industries Ltd.	582,760	0.1
42,671		Cholamandalam Investment and Finance Co. Ltd.	322,128	0.0
47,726		Cipla Ltd.	630,998	0.1
148,343		Coal India Ltd.	368,635	0.0
12,305		Colgate-Palmolive India Ltd.	276,078	0.0
27,509		Container Corp. Of India Ltd.	259,669	0.0
60,719		Dabur India Ltd.	503,835	0.1
13,869		Divis Laboratories Ltd.	895,456	0.1
66,488		DLF Ltd.	370,720	0.0
12,116		Dr Reddys Laboratories Ltd.	794,811	0.1
14,617		Eicher Motors Ltd.	546,778	0.1
165,181		GAIL India Ltd.	351,874	0.0
37,859	(1)	Godrej Consumer Products Ltd.	523,677	0.1
28,167		Grasim Industries Ltd.	631,030	0.1
24,353		Havells India Ltd.	447,672	0.1
110,657		HCL Technologies Ltd.	1,897,928	0.2
5,945	(2)	HDFC Asset Management Co. Ltd.	232,009	0.0
82,752	(2)	HDFC Life Insurance Co., Ltd.	803,484	0.1
12,749		Hero Motocorp Ltd.	486,175	0.1
163,156		Hindalco Industries Ltd.	1,067,952	0.1
73,078		Hindustan Petroleum Corp. Ltd.	294,591	0.0
83,704		Hindustan Unilever Ltd.	3,043,662	0.4
178,103		Housing Development Finance Corp.	6,582,313	0.8
533,035		ICICI Bank Ltd.	5,008,778	0.6
23,171	(2)	ICICI Lombard General Insurance Co. Ltd.	494,889	0.1
39,545	(2)	ICICI Prudential Life Insurance Co. Ltd.	357,015	0.0
202,747		Indian Oil Corp. Ltd.	340,236	0.0
31,268		Indraprastha Gas Ltd.	223,863	0.0
68,873		Indus Towers Ltd.	284,703	0.0
7,929		Info Edge India Ltd.	684,385	0.1
353,905		Infosys Ltd.	7,934,631	1.0
10,557	(1),(2)	InterGlobe Aviation Ltd.	286,873	0.0
7,677		Ipca Laboratories Ltd.	248,470	0.0
304,015		ITC Ltd.	963,895	0.1
88,036		JSW Steel Ltd.	786,541	0.1
8,471		Jubilant Foodworks Ltd.	459,981	0.1
57,226		Kotak Mahindra Bank Ltd.	1,540,091	0.2
69,764		Larsen & Toubro Ltd.	1,595,726	0.2
5,477	(2)	Larsen & Toubro Infotech Ltd.	423,504	0.1
24,815		Lupin Ltd.	316,760	0.0
88,913		Mahindra & Mahindra Ltd.	957,477	0.1
56,209		Marico Ltd.	414,753	0.1
13,870		Maruti Suzuki India Ltd.	1,368,051	0.2
134,023		Motherson Sumi Systems Ltd.	405,721	0.1
211		MRF Ltd.	224,712	0.0
13,177		Muthoot Finance Ltd.	256,350	0.0
3,417		Nestle India Ltd.	892,791	0.1
471,409		NTPC Ltd.	897,841	0.1
263,931		Oil & Natural Gas Corp., Ltd.	510,256	0.1
625		Page Industries Ltd.	266,210	0.0
81,897		Petronet LNG Ltd.	262,434	0.0
9,031		PI Industries Ltd.	385,651	0.1
15,871		Pidilite Industries Ltd.	508,221	0.1
10,545		Piramal Enterprises, Ltd.	366,631	0.0
303,705		Power Grid Corp. of India Ltd.	774,379	0.1
97,912		REC Ltd.	207,219	0.0
296,795		Reliance Industries Ltd.	10,044,971	1.2
25,627	(1)	SBI Cards & Payment Services Ltd.	353,444	0.0
46,770	(2)	SBI Life Insurance Co. Ltd.	765,168	0.1
1,105		Shree Cement Ltd.	429,653	0.1
21,349		Shriram Transport Finance Co. Ltd.	371,341	0.1
8,210		Siemens, Ltd.	234,952	0.0
186,014		State Bank of India	1,127,587	0.1
87,039		Sun Pharmaceutical Industries Ltd.	957,830	0.1
96,190		Tata Consultancy Services Ltd.	4,874,742	0.6
62,393		Tata Consumer Products Ltd.	681,866	0.1
173,118	(1)	Tata Motors Ltd.	769,400	0.1
73,391		Tata Steel Ltd.	1,262,996	0.2
64,542		Tech Mahindra Ltd.	1,194,933	0.1
36,377		Titan Co., Ltd.	1,055,770	0.1
5,804		Torrent Pharmaceuticals Ltd.	240,486	0.0
20,166		Trent Ltd.	277,595	0.0
10,480		Ultratech Cement Ltd.	1,039,889	0.1
31,115	(1)	United Spirits Ltd.	355,999	0.0
53,131		UPL Ltd.	505,041	0.1
117,895		Vedanta Ltd.	453,552	0.1
140,221		Wipro Ltd.	1,191,094	0.1
1,205,707	(1)	Yes Bank Ltd.	202,567	0.0
			99,285,447	11.9

		Indonesia: 1.3%
1,559,800		Adaro Energy Tbk PT	190,675	0.0
911,700		Aneka Tambang Tbk	144,451	0.0
2,106,400		Astra International Tbk PT	804,240	0.1
1,115,400		Bank Central Asia Tbk PT	2,716,800	0.3
1,945,700		Bank Mandiri Persero TBK PT	831,567	0.1
821,100		Bank Negara Indonesia Persero Tbk PT	305,683	0.1
6,896,438		Bank Rakyat Indonesia	1,838,223	0.2
2,931,400		Barito Pacific Tbk PT	196,369	0.0
783,400		Charoen Pokphand Indonesia Tbk PT	349,709	0.1
59,900		Gudang Garam Tbk PT	135,781	0.0
287,100		Indah Kiat Pulp & Paper Tbk PT	170,697	0.0
163,000		Indocement Tunggal Prakarsa Tbk PT	118,679	0.0
282,200		Indofood CBP Sukses Makmur TBK PT	164,349	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

502,600		Indofood Sukses Makmur Tbk PT	222,358	0.0
2,298,800		Kalbe Farma Tbk PT	229,072	0.0
1,125,000	(1)	Merdeka Copper Gold Tbk PT	196,895	0.0
2,371,800		Sarana Menara Nusantara Tbk PT	218,598	0.0
331,900		Semen Indonesia Persero Tbk PT	188,631	0.0
5,087,800		Telkom Indonesia Persero Tbk PT	1,302,812	0.2
818,700		Tower Bersama Infrastructure Tbk PT	168,699	0.0
849,800		Unilever Indonesia Tbk PT	234,367	0.1
183,200		United Tractors Tbk PT	329,654	0.1
			11,058,309	1.3

		Kuwait: 0.6%
131,539		Agility Public Warehousing Co. KSC	428,460	0.0
121,394	(1)	Boubyan Bank KSCP	309,171	0.0
472,923		Kuwait Finance House KSCP	1,289,148	0.2
68,278		Mabanee Co. KPSC	174,078	0.0
223,426		Mobile Telecommunications Co. KSCP	443,003	0.1
694,822		National Bank of Kuwait SAKP	2,195,873	0.3
			4,839,733	0.6

		Malaysia: 1.3%
190,500	(1)	AMMB Holdings Bhd	144,701	0.0
291,700		Axiata Group Bhd	271,293	0.1
656,100		CIMB Group Holdings Bhd	746,109	0.1
417,942		Dialog Group BHD	238,004	0.0
325,400		Digi.Com BHD	344,571	0.1
16,700		Fraser & Neave Holdings Bhd	106,418	0.0
228,000		Genting Bhd	274,482	0.0
329,100		Genting Malaysia BHD	235,106	0.0
72,900		HAP Seng Consolidated Bhd	137,755	0.0
185,700		Hartalega Holdings Bhd	272,795	0.0
72,472		Hong Leong Bank BHD	327,176	0.1
29,492		Hong Leong Financial Group Bhd	128,915	0.0
202,600		IHH Healthcare Bhd	324,237	0.1
266,400		IOI Corp. Bhd	239,897	0.0
146,500		Kossan Rubber Industries	80,835	0.0
46,700		Kuala Lumpur Kepong Bhd	224,437	0.0
403,400		Malayan Banking BHD	775,677	0.1
117,900	(1)	Malaysia Airports Holdings Bhd	193,894	0.0
254,800		Maxis Bhd	285,444	0.0
145,600		MISC Bhd	239,254	0.0
7,600		Nestle Malaysia Bhd	241,085	0.1
251,700		Petronas Chemicals Group Bhd	523,060	0.1
35,000		Petronas Dagangan BHD	159,416	0.0
80,400		Petronas Gas BHD	323,021	0.0
67,980		PPB Group Bhd	298,128	0.0
315,300		Press Metal Aluminium Holdings Bhd	432,299	0.1
1,477,500		Public Bank BHD	1,436,385	0.2
130,200		QL Resources Bhd	167,318	0.0
183,976		RHB Bank Bhd	239,219	0.0
309,300		Sime Darby Bhd	167,708	0.0
197,200		Sime Darby Plantation Bhd	168,631	0.0
167,980		Supermax Corp. Bhd	95,897	0.0
131,000		Telekom Malaysia BHD	178,244	0.0
235,900		Tenaga Nasional BHD	544,391	0.1
556,100		Top Glove Corp. Bhd	382,555	0.1
108,100		Westports Holdings Bhd	116,195	0.0
			11,064,552	1.3

		Mexico: 1.9%
3,482,300		America Movil SAB de CV-AMXL	3,082,219	0.4
47,300		Arca Continental SAB de CV	287,996	0.0
65,600		Becle SAB de CV	141,614	0.0
1,552,021	(1)	Cemex SA de CV - Unit	1,121,073	0.1
52,400		Coca-Cola Femsa SAB de CV - Unit	295,795	0.0
335,900		Fibra Uno Administracion SA de CV	382,254	0.1
195,300		Fomento Economico Mexicano SAB de CV - Unit	1,694,275	0.2
23,555		Gruma SAB de CV	269,242	0.0
41,330		Grupo Aeroportuario del Pacifico SA de CV	480,546	0.1
22,000		Grupo Aeroportuario del Sureste SA de CV	410,392	0.1
164,800		Grupo Bimbo SAB de CV	463,147	0.1
49,600		Grupo Carso SAB de CV	171,689	0.0
266,977		Grupo Financiero Banorte	1,711,038	0.2
251,000	(1)	Grupo Financiero Inbursa SA	236,390	0.0
317,200		Grupo Mexico SA de CV Series B	1,261,331	0.2
251,900		Grupo Televisa S.A. - Unit	554,286	0.1
15,915	(1)	Industrias Penoles, S.A. de C.V.	187,951	0.0
168,800		Kimberly-Clark de Mexico SA de CV	277,224	0.0
38,100		Megacable Holdings SAB de CV - Unit	116,082	0.0
117,850		Orbia Advance Corp. SAB de CV	302,540	0.0
24,925		Promotora y Operadora de Infraestructura SAB de CV	172,265	0.0
9,083		Southern Copper Corp.	509,920	0.1
136,400	(1)	Telesites SAB de CV	117,425	0.0
537,500		Wal-Mart de Mexico SAB de CV	1,821,482	0.2
			16,068,176	1.9

		Pakistan: 0.0%
101,700		Habib Bank Ltd.	65,321	0.0
76,800		MCB Bank Ltd.	67,976	0.0
			133,297	0.0

		Peru: 0.1%
23,548	(1)	Cia de Minas Buenaventura SAA ADR	159,185	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

7,082		Credicorp Ltd.	785,677	0.1
			944,862	0.1

		Philippines: 0.6%
206,870		Aboitiz Equity Ventures, Inc.	197,096	0.0
29,465		Ayala Corp.	471,925	0.1
841,490		Ayala Land, Inc.	552,635	0.1
176,710		Bank of the Philippine Islands	282,161	0.0
210,379		BDO Unibank, Inc.	455,652	0.1
2,980		Globe Telecom, Inc.	174,325	0.0
10,910		GT Capital Holdings, Inc.	108,672	0.0
108,080		International Container Terminal Services, Inc.	413,166	0.1
315,869		JG Summit Holdings, Inc.	402,499	0.0
49,870		Jollibee Foods Corp.	200,419	0.0
27,720		Manila Electric Co.	161,480	0.0
1,492,100		Metro Pacific Investments Corp.	106,382	0.0
209,722		Metropolitan Bank & Trust Co.	179,332	0.0
8,230		PLDT, Inc.	271,053	0.0
25,022		SM Investments Corp.	485,626	0.1
1,035,100		SM Prime Holdings, Inc.	661,929	0.1
96,640		Universal Robina Corp.	257,467	0.0
			5,381,819	0.6

		Poland: 0.7%
37,737	(1),(2)	Allegro.eu SA	548,893	0.1
19,115		Bank Polska Kasa Opieki SA	494,124	0.0
7,404	(3)	CD Projekt SA	356,994	0.0
31,213		Cyfrowy Polsat SA	279,228	0.0
5,160	(1),(2)	Dino Polska SA	430,989	0.1
14,765		KGHM Polska Miedz SA	581,614	0.1
118		LPP SA	439,098	0.1
78,510	(1)	Orange Polska SA	158,510	0.0
90,688	(1)	PGE Polska Grupa Energetyczna SA	202,677	0.0
30,815		Polski Koncern Naftowy Orlen	634,872	0.1
182,081		Polskie Gornictwo Naftowe I Gazownictwo SA	295,926	0.0
90,334	(1)	Powszechna Kasa Oszczednosci Bank Polski SA	956,414	0.1
62,329		Powszechny Zaklad Ubezpieczen SA	570,189	0.1
3,733	(1)	Santander Bank Polska SA	281,764	0.0
			6,231,292	0.7

		Qatar: 0.7%
194,634		Barwa Real Estate Co.	167,944	0.0
213,210		Commercial Bank PQSC	360,074	0.1
155,220		Industries Qatar QSC	658,651	0.1
397,196		Masraf Al Rayan	488,613	0.1
489,078		Mesaieed Petrochemical Holding Co.	301,849	0.0
88,450		Ooredoo QPSC	178,285	0.0
52,787		Qatar Electricity & Water Co. QSC	245,450	0.0
56,988		Qatar Fuel QSC	280,792	0.0
223,438		Qatar Gas Transport Co. Ltd.	189,870	0.0
86,130		Qatar International Islamic Bank QSC	229,980	0.0
122,646		Qatar Islamic Bank SAQ	614,746	0.1
453,114		Qatar National Bank QPSC	2,383,173	0.3
			6,099,427	0.7

		Romania: 0.0%
45,358		NEPI Rockcastle PLC	314,882	0.0

		Russia: 3.8%
276,595		Alrosa PJSC	504,053	0.1
1,226,653		Gazprom PJSC	6,107,786	0.7
4,032,561		Inter RAO UES PJSC	256,913	0.0
42,895		Lukoil PJSC	4,058,948	0.5
35,515		Magnit PJSC GDR	598,812	0.1
12,077	(1)	Mail.ru Group Ltd. GDR	247,804	0.0
6,448		MMC Norilsk Nickel OJSC	1,923,233	0.2
47,770		Mobile TeleSystems PJSC ADR	460,503	0.1
154,649		Moscow Exchange MICEX-RTS PJ	368,313	0.1
9,456		Novatek PJSC GDR	2,475,816	0.3
147,108		Novolipetsk Steel PJSC	437,092	0.1
5,188	(1)	Ozon Holdings PLC ADR	261,734	0.0
15,038		PhosAgro OJSC GDR	335,047	0.0
36,459		Polymetal International PLC	618,811	0.1
3,565		Polyus PJSC	584,366	0.1
121,064		Rosneft Oil Co. PJSC	1,018,732	0.1
1,125,660		Sberbank of Russia PJSC	5,258,786	0.6
22,449		Severstal PAO	467,011	0.1
732,379		Surgutneftegas PJSC	368,860	0.1
147,493		Tatneft PJSC	1,065,090	0.1
12,561		TCS Group Holding PLC GDR	1,142,191	0.1
359,498,913	(1)	VTB Bank PJSC	254,875	0.0
2,208		X5 Retail Group N.V. - FIVEL GDR	71,315	0.0
10,806		X5 Retail Group NV - FIVE GDR	349,633	0.0
31,586	(1)	Yandex NV	2,517,088	0.3
			31,752,812	3.8

		Saudi Arabia: 3.3%
5,249		Abdullah Al Othaim Markets Co.	157,581	0.0
12,298		Advanced Petrochemical Co.	245,082	0.0
126,216		Al Rajhi Bank	4,112,202	0.5
106,966		Alinma Bank	682,705	0.1
26,363		Almarai Co. JSC	407,131	0.1
64,622		Arab National Bank	395,110	0.0
40,022	(1)	Bank AlBilad	434,897	0.1
49,945		Bank Al-Jazira	244,303	0.0
61,842		Banque Saudi Fransi	687,555	0.1
6,820		Bupa Arabia for Cooperative Insurance Co.	271,294	0.0
7,431		Co for Cooperative Insurance/The	171,376	0.0
63,963	(1)	Dar Al Arkan Real Estate Development Co.	174,985	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

4,813		Dr Sulaiman Al Habib Medical Services Group Co.	222,988	0.0
43,810	(1)	Emaar Economic City	155,351	0.0
41,743		Etihad Etisalat Co.	347,237	0.1
6,347		Jarir Marketing Co.	354,194	0.0
50,288	(1)	Mobile Telecommunications Co. Saudi Arabia	187,707	0.0
4,778		Mouwasat Medical Services Co.	229,791	0.0
38,798	(1)	National Industrialization Co.	240,947	0.0
10,887		National Petrochemical Co.	145,133	0.0
27,195	(1)	Rabigh Refining & Petrochemical Co.	201,797	0.0
139,084		Riyad Bank	1,001,218	0.1
21,406		SABIC Agri-Nutrients Co.	983,810	0.1
39,846		Sahara International Petrochemical Co.	462,975	0.1
44,750	(1)	Saudi Arabian Mining Co.	995,700	0.1
225,909	(2)	Saudi Arabian Oil Co.	2,166,482	0.3
90,336		Saudi Basic Industries Corp.	3,052,726	0.4
86,074		Saudi British Bank/The	760,752	0.1
9,024		Saudi Cement Co.	151,094	0.0
86,451		Saudi Electricity Co.	617,840	0.1
24,876		Saudi Industrial Investment Group	269,202	0.0
79,476	(1)	Saudi Kayan Petrochemical Co.	432,321	0.1
225,093		Saudi National Bank	3,684,835	0.5
60,618		Saudi Telecom Co.	2,052,546	0.3
28,330		Savola Group/The	283,247	0.0
26,758		Yanbu National Petrochemical Co.	505,821	0.1
			27,489,935	3.3

		Singapore: 0.0%
23,300	(2)	BOC Aviation Ltd.	194,415	0.0

		South Africa: 3.0%
74,513		Absa Group Ltd.	754,011	0.1
12,014	(3)	African Rainbow Minerals Ltd.	153,346	0.0
5,579		Anglo American Platinum Ltd.	483,261	0.1
42,958		AngloGold Ashanti Ltd.	688,223	0.1
40,139		Aspen Pharmacare Holdings Ltd.	722,162	0.1
34,392	(1)	Bid Corp. Ltd.	736,794	0.1
30,782	(3)	Bidvest Group Ltd.	400,649	0.0
8,387		Capitec Bank Holdings Ltd.	1,013,151	0.1
26,067		Clicks Group Ltd.	480,704	0.1
43,986	(1)	Discovery Ltd.	401,912	0.0
26,975	(3)	Exxaro Resources Ltd.	288,456	0.0
518,622		FirstRand Ltd.	2,221,719	0.3
91,272		Gold Fields Ltd.	748,159	0.1
375,448		Growthpoint Properties Ltd.	356,531	0.0
61,760		Harmony Gold Mining Co., Ltd.	192,199	0.0
81,468	(3)	Impala Platinum Holdings Ltd.	918,133	0.1
7,127		Kumba Iron Ore Ltd.	234,156	0.0
27,216		Mr Price Group Ltd.	363,669	0.0
174,921	(1)	MTN Group Ltd.	1,642,972	0.2
40,648		MultiChoice Group	308,178	0.0
22,725		Naspers Ltd.	3,755,983	0.4
39,979		Nedbank Group Ltd.	464,761	0.1
35,406	(1)	Northam Platinum Holdings Ltd.	421,616	0.1
493,559		Old Mutual Ltd.	543,091	0.1
87,829		Rand Merchant Investment Holdings Ltd.	219,299	0.0
15,156		Reinet Investments SCA	284,948	0.0
55,856		Remgro Ltd.	503,896	0.1
188,471		Sanlam Ltd.	800,004	0.1
58,236	(1)	Sasol Ltd.	1,103,813	0.1
51,628	(3)	Shoprite Holdings Ltd.	612,833	0.1
286,746	(3)	Sibanye Stillwater Ltd.	870,902	0.1
20,892		Spar Group Ltd.	272,507	0.0
131,957	(3)	Standard Bank Group Ltd.	1,249,558	0.2
18,650		Tiger Brands Ltd.	231,931	0.0
65,757		Vodacom Group Pty Ltd.	628,979	0.1
105,537	(3)	Woolworths Holdings Ltd./South Africa	411,256	0.1
			25,483,762	3.0

		South Korea: 11.5%
3,030	(1)	Alteogen, Inc.	183,791	0.0
3,397		Amorepacific Corp.	508,122	0.1
3,259		AMOREPACIFIC Group	133,871	0.0
934		BGF retail Co. Ltd.	133,427	0.0
8,757	(1)	Celltrion Healthcare Co. Ltd.	800,996	0.1
1,733	(1)	Celltrion Pharm, Inc.	212,161	0.0
9,908	(1)	Celltrion, Inc.	2,152,210	0.3
8,299		Cheil Worldwide, Inc.	158,509	0.0
879		CJ CheilJedang Corp.	302,439	0.0
1,577		CJ Corp.	130,347	0.0
1,293		CJ ENM Co. Ltd.	163,844	0.0
1,062	(1)	CJ Logistics Corp.	136,617	0.0
5,474		Coway Co. Ltd.	341,669	0.1
4,587	(1)	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	102,708	0.0
4,978		DB Insurance Co. Ltd.	266,341	0.0
28,044	(1)	Doosan Heavy Industries and Construction Co. Ltd.	482,664	0.1
5,687	(1)	Doosan Bobcat, Inc.	189,609	0.0
2,225		Douzone Bizon Co. Ltd.	178,743	0.0
1,100		Ecopro BM Co. Ltd.	427,087	0.1
2,074		E-Mart, Inc.	285,516	0.0
5,459		Fila Holdings Corp.	194,644	0.0
612		Green Cross Corp./South Korea	169,771	0.0
6,730		GS Engineering & Construction Corp.	239,731	0.0
5,234		GS Holdings Corp.	195,389	0.0
30,578		Hana Financial Group, Inc.	1,188,623	0.2
8,011		Hankook Tire & Technology Co. Ltd.	290,313	0.0
762		Hanmi Pharm Co. Ltd.	175,966	0.0
20,225		Hanon Systems Corp.	264,893	0.0
12,770	(1)	Hanwha Solutions Corp.	476,144	0.1
9,480	(1)	HLB, Inc.	449,675	0.1
3,436		Hotel Shilla Co. Ltd.	249,110	0.0
1,449	(1)	HYBE Co. Ltd.	361,583	0.1
8,453		Hyundai Engineering & Construction Co. Ltd.	361,670	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

2,043		Hyundai Glovis Co., Ltd.	282,954	0.0
5,232		Hyundai Heavy Industries Holdings Co., Ltd.	283,316	0.0
26,854	(1)	Hyundai Merchant Marine Co., Ltd.	757,448	0.1
6,712		Hyundai Mobis Co. Ltd.	1,416,354	0.2
14,142		Hyundai Motor Co.	2,354,155	0.3
9,324		Hyundai Steel Co.	366,137	0.1
24,506		Industrial Bank Of Korea	215,917	0.0
32,436		Kakao Corp.	3,190,020	0.4
5,666	(1)	KakaoBank Corp.	327,326	0.0
11,073	(1)	Kangwon Land, Inc.	266,049	0.0
39,849		KB Financial Group, Inc.	1,853,279	0.2
27,335		Kia Corp.	1,846,111	0.2
7,885		Korea Aerospace Industries Ltd.	217,266	0.0
26,695		Korea Electric Power Corp.	528,423	0.1
4,476		Korea Investment Holdings Co., Ltd.	321,654	0.0
4,203	(1)	Korea Shipbuilding & Offshore Engineering Co. Ltd.	357,186	0.1
914		Korea Zinc Co., Ltd.	385,601	0.1
16,568	(1)	Korean Air Lines Co. Ltd.	466,518	0.1
12,069		KT&G Corp.	825,682	0.1
1,966		Kumho Petrochemical Co. Ltd.	308,817	0.0
4,728		LG Chem Ltd.	3,066,440	0.4
8,873		LG Corp.	690,763	0.1
24,736	(1)	LG Display Co., Ltd.	390,327	0.1
10,875		LG Electronics, Inc.	1,156,036	0.1
972		LG Household & Health Care Ltd.	1,095,855	0.1
1,534		LG Innotek Co. Ltd.	266,072	0.0
22,708		LG Uplus Corp.	285,456	0.0
1,840		Lotte Chemical Corp.	370,345	0.1
1,392		Lotte Shopping Co. Ltd.	119,066	0.0
31,643		Meritz Securities Co. Ltd.	131,139	0.0
32,043		Mirae Asset Securities Co. Ltd.	231,084	0.0
12,829		NAVER Corp.	4,162,587	0.5
1,689		NCSoft Corp.	855,569	0.1
2,400	(2)	Netmarble Corp.	236,898	0.0
13,850		NH Investment & Securities Co., Ltd.	149,138	0.0
2,607		Orion Corp./Republic of Korea	256,889	0.0
30,087		Pan Ocean Co. Ltd.	188,875	0.0
3,275	(1)	Pearl Abyss Corp.	221,128	0.0
7,490		POSCO	2,062,437	0.3
3,158		POSCO Chemical Co., Ltd.	464,691	0.1
2,032		S-1 Corp.	143,476	0.0
1,695	(1),(2)	Samsung Biologics Co. Ltd.	1,243,779	0.2
8,645		Samsung C&T Corp.	890,950	0.1
16,776	(1)	Samsung Engineering Co. Ltd.	357,041	0.1
3,220		Samsung Fire & Marine Insurance Co. Ltd.	636,259	0.1
55,216	(1)	Samsung Heavy Industries Co., Ltd.	287,468	0.0
3,694		Samsung SDS Co. Ltd.	495,634	0.1
6,907		Samsung Securities Co. Ltd.	275,907	0.0
5,826		Samsung Electro-Mechanics Co. Ltd.	862,112	0.1
497,495		Samsung Electronics Co., Ltd. 005930	30,842,004	3.7
7,271		Samsung Life Insurance Co. Ltd.	446,056	0.1
5,703		Samsung SDI Co., Ltd.	3,403,095	0.4
4,016		Seegene, Inc.	203,650	0.0
3,426		Shin Poong Pharmaceutical Co. Ltd.	163,177	0.0
44,290		Shinhan Financial Group Co., Ltd.	1,496,098	0.2
857		Shinsegae, Inc.	188,791	0.0
2,921	(1)	SK Biopharmaceuticals Co. Ltd.	249,387	0.0
1,960	(1)	SK Bioscience Co. Ltd.	447,787	0.1
830		SK Chemicals Co. Ltd.	196,803	0.0
3,265		SK, Inc.	729,523	0.1
56,462		SK Hynix, Inc.	4,833,505	0.6
1,379	(1),(2)	SK IE Technology Co. Ltd.	261,467	0.0
5,236	(1)	SK Innovation Co. Ltd.	1,152,761	0.1
1,056	(1)	SK Telecom Co., Ltd.	286,827	0.0
2,199		SKC Co., Ltd.	307,503	0.0
4,869		S-Oil Corp.	447,196	0.1
51,104		Woori Financial Group, Inc.	498,783	0.1
5,519		Yuhan Corp.	284,956	0.0
			96,511,186	11.5

		Taiwan: 14.1%
53,000		Accton Technology Corp.	499,502	0.1
322,462		Acer, Inc.	284,143	0.0
40,659		Advantech Co. Ltd.	529,870	0.1
14,000		Airtac International Group	435,568	0.1
337,243		ASE Technology Holding Co. Ltd	1,304,730	0.2
233,356		Asia Cement Corp.	379,726	0.1
3,000		ASMedia Technology, Inc.	177,203	0.0
73,000		Asustek Computer, Inc.	847,837	0.1
862,000		AU Optronics Corp.	540,413	0.1
71,000		Catcher Technology Co., Ltd.	424,418	0.1
799,079		Cathay Financial Holding Co., Ltd.	1,647,528	0.2
134,252		Chailease Holding Co. Ltd.	1,179,014	0.1
441,989		Chang Hwa Commercial Bank Ltd.	260,248	0.0
198,650		Cheng Shin Rubber Industry Co. Ltd.	252,013	0.0
1,373,000		China Development Financial Holding Corp.	694,362	0.1
202,044		China Life Insurance Co., Ltd.	209,389	0.0
1,210,535		China Steel Corp.	1,566,463	0.2
381,000		Chunghwa Telecom Co., Ltd.	1,509,339	0.2
448,000		Compal Electronics, Inc.	377,685	0.1
1,865,170		CTBC Financial Holding Co. Ltd.	1,526,437	0.2
200,703		Delta Electronics, Inc.	1,798,334	0.2
1,220,883		E.Sun Financial Holding Co., Ltd.	1,148,868	0.1
20,386		Eclat Textile Co. Ltd.	441,847	0.1
264,142		Evergreen Marine Corp. Taiwan Ltd.	1,173,466	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

305,685		Far Eastern New Century Corp.	325,514	0.0
170,000		Far EasTone Telecommunications Co., Ltd.	374,901	0.0
45,891		Feng TAY Enterprise Co., Ltd.	352,694	0.0
1,058,092		First Financial Holding Co., Ltd.	854,704	0.1
362,600		Formosa Chemicals & Fibre Co.	1,084,795	0.1
120,000		Formosa Petrochemical Corp.	424,940	0.1
391,600		Formosa Plastics Corp.	1,583,223	0.2
100,849		Foxconn Technology Co., Ltd.	252,208	0.0
776,700		Fubon Financial Holding Co., Ltd.	2,122,591	0.3
32,000		Giant Manufacturing Co., Ltd.	362,816	0.0
23,000		Globalwafers Co. Ltd.	648,830	0.1
30,101		Hiwin Technologies Corp.	332,283	0.0
1,292,170		HON HAI Precision Industry Co., Ltd.	4,823,170	0.6
31,000		Hotai Motor Co. Ltd.	646,596	0.1
897,842		Hua Nan Financial Holdings Co. Ltd.	655,461	0.1
936,439		Innolux Corp.	563,656	0.1
296,000		Inventec Co., Ltd.	272,721	0.0
10,000		Largan Precision Co. Ltd.	779,101	0.1
225,538		Lite-On Technology Corp.	502,664	0.1
156,820		MediaTek, Inc.	5,047,643	0.6
1,096,826		Mega Financial Holdings Co., Ltd.	1,258,618	0.2
73,000		Micro-Star International Co., Ltd.	336,689	0.0
5,000		momo.com, Inc.	289,783	0.0
521,890		Nan Ya Plastics Corp.	1,705,984	0.2
24,000		Nan Ya Printed Circuit Board Corp.	369,443	0.0
133,000		Nanya Technology Corp.	310,568	0.0
18,000		Nien Made Enterprise Co. Ltd.	254,613	0.0
60,000		Novatek Microelectronics Corp., Ltd.	871,730	0.1
24,000	(1)	Oneness Biotech Co. Ltd.	158,521	0.0
208,000		Pegatron Corp.	498,143	0.1
17,000		Phison Electronics Corp.	227,393	0.0
255,000		Pou Chen Corp.	307,235	0.0
78,000		Powertech Technology, Inc.	290,205	0.0
59,000		President Chain Store Corp.	592,071	0.1
284,000		Quanta Computer, Inc.	785,919	0.1
47,760		Realtek Semiconductor Corp.	841,431	0.1
120,719		Ruentex Development Co. Ltd.	247,359	0.0
368,349		Shanghai Commercial & Savings Bank Ltd./The	585,316	0.1
1,251,529		Shin Kong Financial Holding Co., Ltd.	415,858	0.1
1,082,454		SinoPac Financial Holdings Co., Ltd.	537,798	0.1
145,800		Synnex Technology International Corp.	271,517	0.0
1,063,871		Taishin Financial Holdings Co., Ltd.	688,714	0.1
510,119		Taiwan Cement Corp.	929,057	0.1
977,837		Taiwan Cooperative Financial Holding Co. Ltd.	773,185	0.1
191,000		Taiwan High Speed Rail Corp.	202,626	0.0
172,000		Taiwan Mobile Co., Ltd.	610,030	0.1
2,570,000		Taiwan Semiconductor Manufacturing Co., Ltd.	53,152,965	6.3
126,000		Unimicron Technology Corp.	589,573	0.1
489,209		Uni-President Enterprises Corp.	1,195,209	0.1
1,229,000		United Microelectronics Corp.	2,785,835	0.3
95,000		Vanguard International Semiconductor Corp.	509,916	0.1
35,000		Walsin Technology Corp.	189,661	0.0
64,300		Wan Hai Lines Ltd.	464,780	0.1
36,000		Win Semiconductors Corp.	395,848	0.1
324,000		Winbond Electronics Corp.	303,807	0.0
296,382		Wistron Corp.	291,355	0.0
9,000		Wiwynn Corp.	278,692	0.0
177,280		WPG Holdings Ltd.	307,103	0.0
39,537		Yageo Corp.	619,693	0.1
165,000	(1)	Yang Ming Marine Transport Corp.	695,010	0.1
1,018,409		Yuanta Financial Holding Co., Ltd.	898,535	0.1
69,000		Zhen Ding Technology Holding Ltd.	242,602	0.0
			118,499,304	14.1

		Thailand: 1.6%
20,700		Advanced Info Service PCL	119,432	0.0
101,900		Advanced Info Service PCL - Foreign	587,930	0.1
15,300		Airports of Thailand PCL	27,419	0.0
415,400		Airports of Thailand PCL - Foreign	744,428	0.1
192,300	(1)	Asset World Corp. PCL	26,265	0.0
703,000	(1)	Asset World Corp. PCL - Foreign	96,020	0.0
21,300		B Grimm Power PCL	25,699	0.0
70,800		B Grimm Power PCL - Foreign	85,423	0.0
46,300		Bangkok Commercial Asset Management PCL	25,032	0.0
143,000		Bangkok Commercial Asset Management PCL - Foreign	77,311	0.0
42,900		Bangkok Dusit Medical Services PCL	28,775	0.0
953,500		Bangkok Dusit Medical Services PCL - Foreign	639,548	0.1
96,900		Bangkok Expressway & Metro PCL	24,999	0.0
782,200		Bangkok Expressway & Metro PCL - Foreign	201,797	0.0
27,300		Berli Jucker PCL	26,467	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

109,800		Berli Jucker PCL - Foreign	106,451	0.0
91,300		BTS Group Holdings PCL	25,303	0.0
786,000		BTS Group Holdings PCL - Foreign	217,831	0.0
6,700		Bumrungrad Hospital PCL	27,823	0.0
44,500		Bumrungrad Hospital PCL - Foreign	184,793	0.0
23,700		Carabao Group PCL	83,494	0.0
7,300		Carabao Group PCL	25,718	0.0
23,500		Central Pattana PCL	36,624	0.0
191,200		Central Pattana PCL - Foreign	297,976	0.1
26,200	(2)	Central Retail Corp. PCL	25,761	0.0
175,600		Central Retail Corp. PCL - Foreign	172,657	0.0
85,300		Charoen Pokphand Foods PCL	64,746	0.0
333,500		Charoen Pokphand Foods PCL - Foreign	253,138	0.0
15,500		CP ALL PCL	28,974	0.0
579,200		CP ALL PCL - Foreign	1,082,684	0.1
2,000		Delta Electronics Thailand PCL	27,602	0.0
30,600		Delta Electronics Thailand PCL - Foreign	422,315	0.1
5,000		Electricity Generating PCL	25,593	0.0
26,400		Electricity Generating PCL - Foreign	135,130	0.0
14,500		Energy Absolute PCL	26,096	0.0
149,700		Energy Absolute PCL - Foreign	269,416	0.1
11,700		Global Power Synergy PCL	25,969	0.0
70,900		Global Power Synergy PCL - Foreign	157,366	0.0
24,800		Gulf Energy Development PCL	30,271	0.0
258,100		Gulf Energy Development PCL - Foreign	315,036	0.1
62,900		Home Product Center PCL	25,125	0.0
605,351		Home Product Center PCL - Foreign	241,806	0.0
20,600		Indorama Ventures PCL	26,832	0.0
165,800		Indorama Ventures PCL - Foreign	215,960	0.0
11,300		Intouch Holdings PCL	26,834	0.0
109,800		Intouch Holdings PCL - Foreign	260,740	0.1
179,800		Krung Thai Bank PCL	58,022	0.0
174,600		Krung Thai Bank PCL - Foreign	56,344	0.0
16,700		Krungthai Card PCL	26,872	0.0
77,800	(3)	Krungthai Card PCL - Foreign	125,188	0.0
841,100		Land & Houses PCL - Foreign	196,577	0.0
106,300		Land and Houses PCL	24,844	0.0
26,900	(1)	Minor International PCL	24,928	0.0
306,300	(1)	Minor International PCL - Foreign	283,843	0.1
15,700		Muangthai Capital PCL	26,815	0.0
72,700		Muangthai Capital PCL - Foreign	124,169	0.0
27,200		Osotspa PCL	27,211	0.0
82,800		Osotspa PCL - Foreign	82,835	0.0
26,500		PTT Exploration & Production PCL	91,291	0.0
119,600		PTT Exploration & Production PCL - Foreign	412,014	0.1
45,100		PTT Global Chemical PCL	83,589	0.0
197,300		PTT Global Chemical PCL - Foreign	365,677	0.1
987,200		PTT PCL - Foreign	1,129,162	0.2
282,500		PTT Oil & Retail Business PCL	228,280	0.0
32,200	(2)	PTT Oil & Retail Business PCL	26,020	0.0
25,400		PTT PCL	29,053	0.0
19,400		Ratch Group PCL	25,868	0.0
71,300		Ratch Group PCL - Foreign	95,073	0.0
48,900		Robinson PCL - Foreign	76,657	0.0
114,600		SCG Packaging PCL	203,628	0.0
15,400		SCG Packaging PCL	27,364	0.0
81,300		Siam Cement PCL - Foreign	962,293	0.1
80,000		Siam Commercial Bank PCL - Foreign	286,419	0.1
7,800		Siam Commercial Bank PCL	27,926	0.0
28,500		Sri Trang Gloves Thailand PCL	26,323	0.0
75,700	(3)	Sri Trang Gloves Thailand PCL - Foreign	69,916	0.0
14,600		Srisawad Corp. PCL	26,984	0.0
72,500		Srisawad Corp. PCL - Foreign	133,994	0.0
18,000		Thai Oil PCL	27,530	0.0
108,400		Thai Oil PCL - Foreign	165,792	0.0
40,200		Thai Union Group PCL	25,782	0.0
279,700		Thai Union Group PCL - Foreign	179,385	0.0
223,200		True Corp. PCL	24,950	0.0
1,021,490	(3)	True Corp. PCL - Foreign	114,188	0.0
			13,525,415	1.6

		Turkey: 0.3%
324,636		Akbank TAS	194,570	0.1
80,202		Aselsan Elektronik Sanayi Ve Ticaret AS	136,541	0.0
48,240		BIM Birlesik Magazalar AS	346,625	0.1
152,640		Eregli Demir ve Celik Fabrikalari TAS	281,085	0.1
7,994		Ford Otomotiv Sanayi AS	150,207	0.0
76,111		KOC Holding AS	193,594	0.0
152,229		Turk Sise Ve Cam Fabrikalari	140,195	0.0
134,280		Turkcell Iletisim Hizmet AS	230,401	0.0
242,218		Turkiye Garanti Bankasi A/S	251,090	0.0
183,221		Turkiye Is Bankasi	106,445	0.0
14,012	(1)	Turkiye Petrol Rafinerileri AS	182,209	0.0
			2,212,962	0.3

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

		United Arab Emirates: 0.8%
297,391		Abu Dhabi Commercial Bank PJSC	606,416	0.1
125,794		Abu Dhabi Islamic Bank PJSC	197,749	0.0
227,870		Abu Dhabi National Oil Co. for Distribution PJSC	258,073	0.0
413,578		Aldar Properties PJSC	457,140	0.1
218,480		Dubai Islamic Bank PJSC	293,375	0.0
377,251		Emaar Properties PJSC	416,963	0.1
260,409		Emirates NBD Bank PJSC	1,006,713	0.1
179,551		Emirates Telecommunications Group Co. PJSC	1,173,708	0.1
442,991		First Abu Dhabi Bank PJSC	2,144,312	0.3
			6,554,449	0.8

	Total Common Stock
	(Cost $704,374,143)		802,017,300	95.7

PREFERRED STOCK: 2.0%
		Brazil: 1.2%
19,100	(1)	Alpargatas SA	185,292	0.0
492,388		Banco Bradesco SA	1,880,672	0.2
26,706		Bradespar SA	255,008	0.1
19,200	(1)	Braskem SA	209,214	0.0
28,000		Centrais Eletricas Brasileiras SA	199,392	0.0
115,069		Cia Energetica de Minas Gerais	295,821	0.1
95,700		Cia Paranaense de Energia	128,461	0.0
118,500		Gerdau SA	589,698	0.1
494,425		Itau Unibanco Holding S.A.	2,629,307	0.3
454,087		Itausa SA	933,064	0.1
492,200		Petroleo Brasileiro SA	2,458,402	0.3
			9,764,331	1.2

		Chile: 0.1%
14,207		Sociedad Quimica y Minera de Chile SA	766,771	0.1

		Russia: 0.0%
742,678		Surgutneftegas PJSC	411,175	0.0

		South Korea: 0.7%
2,637		Hyundai Motor Co.	212,307	0.0
4,056		Hyundai Motor Co.- Series 2	323,215	0.1
877		LG Chem Ltd.	275,647	0.0
216		LG Household & Health Care Ltd.	116,705	0.0
85,573		Samsung Electronics Co., Ltd.	4,992,218	0.6
			5,920,092	0.7

	Total Preferred Stock
	(Cost $16,844,817)		16,862,369	2.0

RIGHTS: 0.0%
		China: –%
3,223	(1),(4)	Zhengqi Financial Investment Holding Co. Ltd.	–	–

		India: 0.0%
17,323	(1)	Bharti Airtel Ltd.	36,106	0.0

		South Korea: 0.0%
132	(1)	Hyundai Engineering & Construction Co. Ltd.	8,948	0.0
15,225	(1)	Samsung Heavy Industries Co. Ltd.	13,872	0.0
			22,820	0.0

		Taiwan: 0.0%
603	(1)	Airtac International Group	3,399	0.0
24,664	(1)	Fubon Financial Holding Co., Ltd.	15,766	0.0
15,002	(1)	Fubon Financial Holding Co., Ltd.	–	–
			19,165	0.0

	Total Rights
	(Cost $–)		78,091	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.0%
		India: 0.0%
INR	320,334	Britannia Industries Ltd., 5.500%, 06/03/2024	4,332	0.0

		Total Corporate Bonds/Notes
		(Cost $4,402)	4,332	0.0

		Total Long-Term Investments
		(Cost $721,223,362)	818,962,092	97.7

SHORT-TERM INVESTMENTS: 3.4%
		Repurchase Agreements: 0.9%
	1,816,132	(6) Bank of America Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,816,134, collateralized by various U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $1,852,455, due 09/01/31-07/01/60)	1,816,132	0.2
	538,388	(6) Citigroup, Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $538,389, collateralized by various U.S. Government Securities, 0.125%-2.750%, Market Value plus accrued interest $549,156, due 06/30/22-02/15/28)	538,388	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

1,816,132	(6)	Daiwa Capital Markets, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,816,134, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,852,455, due 11/15/21-10/01/51)	1,816,132	0.2
1,816,132	(6)	HSBC Securities USA, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,816,134, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $1,852,455, due 05/20/43-03/20/51)	1,816,132	0.2
1,816,132	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,816,134, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,852,455, due 10/31/21-05/01/58)	1,816,132	0.2

	Total Repurchase Agreements
	(Cost $7,802,916)		7,802,916	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
20,790,000	(7) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $20,790,000)	20,790,000	2.5

	Total Short-Term Investments
	(Cost $28,592,916)	28,592,916	3.4

	Total Investments in Securities (Cost $749,816,278)	$847,555,008	101.1
	Liabilities in Excess of Other Assets	(9,366,143)	(1.1)
	Net Assets	$838,188,865	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2021, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of September 30, 2021.

Currency Abbreviations:
INR	Indian Rupee

Sector Diversification	Percentage of Net Assets
Information Technology	20.3%
Financials	18.9
Consumer Discretionary	14.4
Communication Services	10.1
Materials	8.5
Consumer Staples	5.7
Energy	5.7
Health Care	4.9
Industrials	4.8
Utilities	2.3
Real Estate	2.1
Rights	0.0
Consumer, Non-cyclical	0.0
Financial	0.0
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(1.1)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock
Argentina	$1,334,824	$–	$–	$1,334,824
Brazil	26,638,463	–	–	26,638,463
Chile	2,915,197	–	–	2,915,197
China	46,686,621	233,883,341	84,290	280,654,252
Colombia	1,456,230	–	–	1,456,230
Czech Republic	729,674	348,209	–	1,077,883
Egypt	152,368	484,197	–	636,565
Greece	–	1,542,612	–	1,542,612
Hungary	408,650	1,706,588	–	2,115,238
India	551,621	98,733,826	–	99,285,447
Indonesia	–	11,058,309	–	11,058,309
Kuwait	3,794,192	1,045,541	–	4,839,733
Malaysia	7,189,793	3,874,759	–	11,064,552
Mexico	16,068,176	–	–	16,068,176
Pakistan	133,297	–	–	133,297
Peru	944,862	–	–	944,862
Philippines	3,708,372	1,673,447	–	5,381,819
Poland	2,434,408	3,796,884	–	6,231,292
Qatar	5,629,634	469,793	–	6,099,427
Romania	314,882	–	–	314,882
Russia	3,574,372	28,178,440	–	31,752,812
Saudi Arabia	10,056,926	17,433,009	–	27,489,935
Singapore	–	194,415	–	194,415
South Africa	12,359,139	13,124,623	–	25,483,762
South Korea	918,589	95,592,597	–	96,511,186
Taiwan	–	118,499,304	–	118,499,304
Thailand	301,406	13,224,009	–	13,525,415
Turkey	1,161,732	1,051,230	–	2,212,962
United Arab Emirates	4,015,514	2,538,935	–	6,554,449
Total Common Stock	153,478,942	648,454,068	84,290	802,017,300
Preferred Stock	10,942,277	5,920,092	–	16,862,369
Rights	–	78,091	–	78,091
Corporate Bonds/Notes	–	4,332	–	4,332
Short-Term Investments	20,790,000	7,802,916	–	28,592,916
Total Investments, at fair value	$185,211,219	$662,259,499	$84,290	$847,555,008
Other Financial Instruments+
Forward Foreign Currency Contracts	–	3,424	–	3,424
Total Assets	$185,211,219	$662,262,923	$84,290	$847,558,432
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(87)	$–	$(87)
Futures	(619,144)	–	–	(619,144)
Total Liabilities	$(619,144)	$(87)	$–	$(619,231)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2021, Voya Emerging Markets Index Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Hanergy Mobile Energy Holding Group Co Ltd.	6/11/2019	$951,967	$–
		$951,967	$–

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

At September 30, 2021, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Index Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CZK 1,696,000	USD 77,614	Brown Brothers Harriman & Co.	10/01/21	$(87)
ZAR 23,038,000	USD 1,526,450	Citibank N.A.	10/01/21	3,424
				$3,337

At September 30, 2021, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI Emerging Markets Index	305	12/17/21	$18,995,400	$(619,144)
			$18,995,400	$(619,144)

Currency Abbreviations
CZK	-	Czech Koruna
USD	-	United States Dollar
ZAR	-	South African Rand

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $774,325,317.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$150,196,925
Gross Unrealized Depreciation	(73,746,615)
Net Unrealized Appreciation	$76,450,310